Vanguard® Core-Plus Bond ETF
Schedule of Investments (unaudited)
As of June 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (41.8%)
U.S. Government Securities (16.7%)
[1]	United States Treasury Note/Bond	4.375%	7/31/26	3,241	3,254
	United States Treasury Note/Bond	3.750%	8/31/26	2,487	2,481
	United States Treasury Note/Bond	4.375%	7/15/27	69	70
	United States Treasury Note/Bond	0.625%	12/31/27	1,400	1,298
	United States Treasury Note/Bond	4.250%	1/15/28	1,000	1,013
	United States Treasury Note/Bond	4.250%	2/15/28	3,428	3,474
	United States Treasury Note/Bond	3.500%	4/30/28	1,181	1,175
[2]	United States Treasury Note/Bond	1.125%	8/31/28	3,000	2,770
	United States Treasury Note/Bond	1.250%	9/30/28	948	877
	United States Treasury Note/Bond	4.375%	11/30/28	4,233	4,322
	United States Treasury Note/Bond	1.375%	12/31/28	900	831
[1,2,3]	United States Treasury Note/Bond	3.750%	12/31/28	2,797	2,800
	United States Treasury Note/Bond	4.000%	1/31/29	2,666	2,690
	United States Treasury Note/Bond	4.125%	3/31/29	1,119	1,134
	United States Treasury Note/Bond	2.875%	4/30/29	2,628	2,548
	United States Treasury Note/Bond	2.375%	5/15/29	1,400	1,332
	United States Treasury Note/Bond	4.500%	5/31/29	2,490	2,558
	United States Treasury Note/Bond	4.000%	7/31/29	2,000	2,019
	United States Treasury Note/Bond	3.125%	8/31/29	700	683
	United States Treasury Note/Bond	4.250%	1/31/30	417	425
	United States Treasury Note/Bond	0.625%	5/15/30	2,000	1,721
	United States Treasury Note/Bond	4.375%	11/30/30	400	410
	United States Treasury Note/Bond	5.375%	2/15/31	1,000	1,073
	United States Treasury Note/Bond	4.125%	3/31/31	163	165
	United States Treasury Note/Bond	1.625%	5/15/31	1,650	1,455
	United States Treasury Note/Bond	4.625%	5/31/31	3,100	3,219
	United States Treasury Note/Bond	4.125%	7/31/31	820	830
	United States Treasury Note/Bond	1.250%	8/15/31	880	753
	United States Treasury Note/Bond	4.500%	12/31/31	2,500	2,578
	United States Treasury Note/Bond	4.375%	1/31/32	2,645	2,708
	United States Treasury Note/Bond	1.875%	2/15/32	3,548	3,117
	United States Treasury Note/Bond	4.125%	3/31/32	3,350	3,380
	United States Treasury Note/Bond	2.875%	5/15/32	2,500	2,333
	United States Treasury Note/Bond	1.125%	8/15/40	2,837	1,743
	United States Treasury Note/Bond	1.875%	2/15/41	1,600	1,100
	United States Treasury Note/Bond	4.750%	2/15/41	1,194	1,209
	United States Treasury Note/Bond	2.250%	5/15/41	713	518
	United States Treasury Note/Bond	2.000%	11/15/41	2,600	1,787
	United States Treasury Note/Bond	3.125%	11/15/41	1,449	1,187
	United States Treasury Note/Bond	3.000%	5/15/42	1,001	799
	United States Treasury Note/Bond	3.250%	5/15/42	2,247	1,858
	United States Treasury Note/Bond	3.375%	8/15/42	298	250
	United States Treasury Note/Bond	4.000%	11/15/42	1,000	912
	United States Treasury Note/Bond	3.875%	2/15/43	337	302
	United States Treasury Note/Bond	2.875%	5/15/43	315	243
	United States Treasury Note/Bond	3.875%	5/15/43	784	700
	United States Treasury Note/Bond	3.625%	8/15/43	259	223
	United States Treasury Note/Bond	3.750%	11/15/43	1,824	1,593
	United States Treasury Note/Bond	4.750%	11/15/43	1,217	1,215
	United States Treasury Note/Bond	4.500%	2/15/44	442	427
	United States Treasury Note/Bond	3.375%	5/15/44	449	369
	United States Treasury Note/Bond	4.625%	5/15/44	759	744
	United States Treasury Note/Bond	3.125%	8/15/44	585	461
	United States Treasury Note/Bond	4.125%	8/15/44	671	615
	United States Treasury Note/Bond	4.625%	11/15/44	810	793
	United States Treasury Note/Bond	2.500%	2/15/45	1,900	1,337
	United States Treasury Note/Bond	4.750%	2/15/45	1,700	1,691
	United States Treasury Note/Bond	2.500%	2/15/46	500	346
	United States Treasury Note/Bond	2.500%	5/15/46	900	621
	United States Treasury Note/Bond	2.250%	8/15/46	2,300	1,506
	United States Treasury Note/Bond	2.875%	11/15/46	1,000	736
	United States Treasury Note/Bond	2.750%	11/15/47	700	498

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	3.000%	8/15/48	845	625
	United States Treasury Note/Bond	3.000%	2/15/49	710	523
	United States Treasury Note/Bond	2.875%	5/15/49	600	431
	United States Treasury Note/Bond	2.250%	8/15/49	2,418	1,516
	United States Treasury Note/Bond	2.375%	11/15/49	2,300	1,479
	United States Treasury Note/Bond	2.000%	2/15/50	2,693	1,581
	United States Treasury Note/Bond	1.250%	5/15/50	3,175	1,525
	United States Treasury Note/Bond	1.375%	8/15/50	3,070	1,513
	United States Treasury Note/Bond	1.625%	11/15/50	1,838	968
	United States Treasury Note/Bond	1.875%	2/15/51	1,800	1,011
	United States Treasury Note/Bond	2.375%	5/15/51	2,715	1,722
	United States Treasury Note/Bond	4.000%	11/15/52	1,667	1,458
	United States Treasury Note/Bond	3.625%	2/15/53	594	485
	United States Treasury Note/Bond	4.750%	11/15/53	1,392	1,379
					103,495
Agency Bonds and Notes (0.6%)
	Tennessee Valley Authority	4.875%	5/15/35	3,500	3,584
Conventional Mortgage-Backed Securities (22.0%)
[4,5]	Freddie Mac Gold Pool	3.000%	12/1/46	612	544
[4]	Ginnie Mae II Pool	2.000%	1/20/51–12/20/51	5,290	4,313
[4,6]	Ginnie Mae II Pool	2.500%	1/20/51–7/15/55	5,394	4,586
[4,6]	Ginnie Mae II Pool	3.000%	9/20/51–7/15/55	4,256	3,765
[4,6]	Ginnie Mae II Pool	3.500%	10/20/48–7/15/55	3,046	2,788
[4]	Ginnie Mae II Pool	4.000%	9/20/47–11/20/52	2,147	2,014
[4,6]	Ginnie Mae II Pool	4.500%	9/20/52–7/15/55	3,135	3,022
[4]	Ginnie Mae II Pool	5.000%	10/20/52–11/20/54	3,162	3,120
[4,6]	Ginnie Mae II Pool	5.500%	12/20/52–7/15/55	3,314	3,341
[4,6]	Ginnie Mae II Pool	6.000%	3/20/53–7/15/55	2,409	2,455
[4]	Ginnie Mae II Pool	6.500%	9/20/53–1/20/55	911	944
[4]	Ginnie Mae II Pool	7.000%	3/20/55	249	257
[4,5]	UMBS Pool	1.500%	7/1/36–1/1/51	5,290	4,299
[4,5,6]	UMBS Pool	2.000%	5/1/36–7/25/55	31,062	25,321
[4,5,6]	UMBS Pool	2.500%	9/1/36–7/25/55	20,261	17,219
[4,5,6]	UMBS Pool	3.000%	3/1/37–7/25/55	14,802	13,109
[4,5,6]	UMBS Pool	3.500%	6/1/38–7/25/55	7,650	6,949
[4,5,6]	UMBS Pool	4.000%	12/1/39–7/25/55	6,055	5,699
[4,5]	UMBS Pool	4.500%	5/1/40–3/1/54	4,311	4,161
[4,5,6]	UMBS Pool	5.000%	7/25/40–9/1/54	17,127	17,140
[4,5,6]	UMBS Pool	5.500%	4/1/40–7/25/55	6,279	6,320
[4,5,6]	UMBS Pool	6.000%	11/1/52–7/25/55	1,142	1,200
[4,5,6]	UMBS Pool	6.500%	9/1/53–7/25/55	3,320	3,447
[4,5]	UMBS Pool	7.000%	3/1/55–4/1/55	469	493
					136,506
Nonconventional Mortgage-Backed Securities (2.5%)
[4,5]	Fannie Mae REMICS	1.750%	9/25/49	1,178	1,001
[4,5]	Fannie Mae REMICS	3.000%	2/25/43–3/25/47	3,552	3,183
[4,5]	Fannie Mae REMICS	3.500%	2/25/43–5/25/47	442	401
[4,5]	Fannie Mae REMICS	4.000%	8/25/43–9/25/44	1,225	1,170
[4,5]	Fannie Mae REMICS	4.500%	8/25/49	215	212
[4,5]	Freddie Mac REMICS	1.500%	6/25/49	968	774
[4,5]	Freddie Mac REMICS	2.500%	11/25/40–2/25/41	800	686
[4,5]	Freddie Mac REMICS	3.000%	10/15/42–4/15/46	6,953	6,273
[4,5]	Freddie Mac REMICS	3.500%	3/15/47–3/15/48	391	357
[4,5]	Freddie Mac REMICS	4.000%	7/15/44–6/25/52	1,138	1,066
[4]	Ginnie Mae REMICS	3.000%	11/20/46	259	225
					15,348
Total U.S. Government and Agency Obligations (Cost $257,727)					258,933
Asset-Backed/Commercial Mortgage-Backed Securities (8.6%)
[4,7]	Ally Bank Auto Credit-Linked Notes Series 2024-B	5.117%	9/15/32	186	187
[4,7]	American Heritage Auto Receivables Trust Series 2024-1A	5.070%	6/17/30	100	101
[4]	AmeriCredit Automobile Receivables Trust Series 2024-1	5.380%	6/18/29	60	61
[4,7]	AMSR Trust Series 2024-SFR2	4.150%	11/17/41	100	98
[4,7]	AMSR Trust Series 2024-SFR2	4.150%	11/17/41	100	97
[4,7]	AMSR Trust Series 2025-SFR1	3.655%	6/17/42	140	134
[4,7]	AutoNation Finance Trust Series 2025-1A	5.190%	12/10/30	40	41
[4,7]	AutoNation Finance Trust Series 2025-1A	5.630%	9/10/32	50	51

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,7]	Avis Budget Rental Car Funding AESOP LLC Series 2023-1A	6.230%	4/20/29	100	102
[4,7]	Avis Budget Rental Car Funding AESOP LLC Series 2023-8A	6.020%	2/20/30	175	183
[4,7]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	4.800%	8/20/29	110	111
[4,7]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	5.240%	8/20/29	100	101
[4,7]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	5.870%	8/20/29	100	101
[4,7]	Avis Budget Rental Car Funding AESOP LLC Series 2025-2A	5.120%	8/20/31	150	153
[4,7]	Avis Budget Rental Car Funding AESOP LLC Series 2025-2A	5.510%	8/20/31	100	102
[4,7]	Avis Budget Rental Car Funding AESOP LLC Series 2025-2A	6.240%	8/20/31	100	102
[4]	BANK Series 2017-BNK8	3.488%	11/15/50	10	10
[4]	BANK Series 2018-BNK15	4.407%	11/15/61	85	85
[4]	BANK Series 2019-BNK16	4.005%	2/15/52	90	88
[4]	BANK Series 2019-BNK24	2.960%	11/15/62	130	121
[4]	BANK Series 2021-BNK35	2.285%	6/15/64	40	35
[4]	BANK Series 2022-BNK40	3.504%	3/15/64	300	276
[4]	BANK Series 2022-BNK40	3.504%	3/15/64	20	18
[4]	BANK Series 2022-BNK41	3.916%	4/15/65	50	47
[4]	BANK Series 2024-5YR7	5.769%	6/15/57	290	301
[4]	BANK Series 2024-5YR9	5.614%	8/15/57	210	217
[4]	BANK Series 2024-BNK47	5.716%	6/15/57	210	221
[4]	BANK Series 2024-BNK48	5.053%	10/15/57	450	452
[4]	BANK Series 2024-BNK48	5.355%	10/15/57	90	90
[4]	BANK Series 2025-BNK49	5.623%	3/15/58	500	523
[4]	BANK Series 2025-BNK49	6.025%	3/15/58	150	158
[4]	BANK Series 2025-BNK50	5.875%	5/15/68	60	63
[4]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/52	120	116
[4]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/52	30	28
[4]	BBCMS Mortgage Trust Series 2018-C2	4.314%	12/15/51	160	157
[4]	BBCMS Mortgage Trust Series 2020-C8	2.040%	10/15/53	20	17
[4]	BBCMS Mortgage Trust Series 2021-C11	2.322%	9/15/54	30	26
[4]	BBCMS Mortgage Trust Series 2022-C16	4.600%	6/15/55	60	59
[4]	BBCMS Mortgage Trust Series 2024-5C25	5.946%	3/15/57	400	418
[4]	BBCMS Mortgage Trust Series 2024-5C25	6.358%	3/15/57	225	235
[4]	BBCMS Mortgage Trust Series 2024-5C29	5.208%	9/15/57	420	428
[4]	BBCMS Mortgage Trust Series 2024-C24	5.867%	2/15/57	90	93
[4]	BBCMS Mortgage Trust Series 2024-C26	5.829%	5/15/57	150	159
[4]	BBCMS Mortgage Trust Series 2024-C28	5.403%	9/15/57	60	62
[4]	BBCMS Mortgage Trust Series 2024-C30	5.532%	11/15/57	270	280
[4]	BBCMS Mortgage Trust Series 2024-C30	5.831%	11/15/57	160	165
[4]	BBCMS Mortgage Trust Series 2025-C32	5.720%	2/15/62	310	326
[4]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/51	235	230
[4]	Benchmark Mortgage Trust Series 2022-B36	4.470%	7/15/55	225	219
[4]	Benchmark Mortgage Trust Series 2024-V8	6.189%	7/15/57	110	116
[4]	Benchmark Mortgage Trust Series 2024-V10	5.277%	9/15/57	80	82
[4]	BMO Mortgage Trust Series 2023-C7	6.160%	12/15/56	225	241
[4]	BMO Mortgage Trust Series 2024-5C4	6.526%	5/15/57	75	80
[4]	BMO Mortgage Trust Series 2024-5C8	5.625%	12/15/57	230	239
[4]	BMO Mortgage Trust Series 2024-C8	5.598%	3/15/57	140	146
[4]	BMO Mortgage Trust Series 2024-C8	5.911%	3/15/57	30	31
[4]	BMO Mortgage Trust Series 2024-C9	5.759%	7/15/57	60	63
[4]	BMO Mortgage Trust Series 2024-C10	5.478%	11/15/57	110	113
[4]	BMO Mortgage Trust Series 2024-C10	5.729%	11/15/57	50	51
[4]	BMO Mortgage Trust Series 2025-C11	5.687%	2/15/58	340	356
[4]	BMO Mortgage Trust Series 2025-C11	5.978%	2/15/58	90	94
[4,7]	BSTN Commercial Mortgage Trust Series 2025-1C	5.548%	6/15/44	110	112
[4,7]	BX Trust Series 2019-OC11	3.202%	12/9/41	60	56
[4,7,8]	Capital Street Master Trust Series 2024-1, SOFR30A + 1.350%	5.654%	10/16/28	15	15
[4]	CarMax Auto Owner Trust Series 2024-3	5.280%	3/15/30	30	31
[4]	CarMax Auto Owner Trust Series 2024-3	5.670%	1/15/31	20	20
[4]	CarMax Auto Owner Trust Series 2024-4	4.600%	10/15/29	170	171
[4]	CarMax Auto Owner Trust Series 2024-4	4.640%	4/15/30	30	30
[4]	CarMax Auto Owner Trust Series 2024-4	4.820%	5/15/30	10	10
[4]	CarMax Auto Owner Trust Series 2024-4	4.970%	6/17/30	10	10
[4]	CarMax Auto Owner Trust Series 2024-4	5.360%	8/15/31	10	10
[4]	CarMax Auto Owner Trust Series 2025-1	5.110%	9/16/30	10	10
[4]	CarMax Auto Owner Trust Series 2025-1	5.260%	10/15/30	20	20
[4]	CarMax Auto Owner Trust Series 2025-1	5.600%	7/15/31	20	20
[4]	CarMax Auto Owner Trust Series 2025-2	4.960%	11/15/30	40	41
[4]	CarMax Auto Owner Trust Series 2025-2	5.740%	10/15/31	20	21
[4]	Carvana Auto Receivables Trust Series 2024-P4	4.740%	12/10/30	100	101
[4]	CD Mortgage Trust Series 2017-CD5	3.684%	8/15/50	40	39

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,7]	Chase Auto Credit Linked Notes Series 2025-1	4.851%	2/25/33	250	251
[4,7]	Chase Auto Owner Trust Series 2024-1A	5.360%	1/25/30	85	87
[4,7]	Chase Auto Owner Trust Series 2024-1A	5.870%	6/25/31	85	87
[4,7]	Chase Auto Owner Trust Series 2024-4A	5.230%	4/25/30	70	72
[4,7]	Chase Auto Owner Trust Series 2024-4A	5.460%	7/25/30	60	61
[4]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/51	60	59
[4]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/72	390	365
[4,7]	Citigroup Mortgage Loan Trust Series 2024-INV2	6.500%	6/25/54	679	692
[4,7]	Citigroup Mortgage Loan Trust Series 2025-INV1	6.000%	1/25/55	1,655	1,675
[4,7]	Citizens Auto Receivables Trust Series 2024-1	5.030%	10/15/30	115	116
[4,7]	CLI Funding IX LLC Series 2024-1A	5.630%	7/20/49	92	92
[4]	COMM Mortgage Trust Series 2019-GC44	2.950%	8/15/57	30	28
[4,7,8]	Connecticut Avenue Securities Trust Series 2024-R04, SOFR30A + 1.000%	5.305%	5/25/44	70	70
[4,7,8]	Connecticut Avenue Securities Trust Series 2024-R05, SOFR30A + 1.000%	5.305%	7/25/44	19	19
[4,7,8]	Connecticut Avenue Securities Trust Series 2024-R06, SOFR30A + 1.150%	5.455%	9/25/44	89	89
[4,7,8]	Connecticut Avenue Securities Trust Series 2025-R01, SOFR30A + 0.950%	5.256%	1/25/45	56	56
[4,7,8]	Connecticut Avenue Securities Trust Series 2025-R02, SOFR30A + 1.000%	5.306%	2/25/45	89	89
[4,7,8]	Connecticut Avenue Securities Trust Series 2025-R03, SOFR30A + 1.450%	5.755%	3/25/45	110	110
[4,7,8]	Connecticut Avenue Securities Trust Series 2025-R04, SOFR30A + 1.000%	5.305%	5/25/45	97	97
[4,7]	DB Master Finance LLC Series 2019-1A	4.352%	5/20/49	104	102
[4]	DBJPM Mortgage Trust Series 2020-C9	1.926%	8/15/53	150	132
[4,7]	Dell Equipment Finance Trust Series 2024-2	5.290%	2/24/31	100	101
[4,7]	Domino's Pizza Master Issuer LLC Series 2019-1A	3.668%	10/25/49	110	105
[4]	Drive Auto Receivables Trust Series 2024-1	5.430%	11/17/31	70	71
[4]	Drive Auto Receivables Trust Series 2024-2	4.520%	7/16/29	60	60
[4]	Drive Auto Receivables Trust Series 2024-2	4.670%	5/17/32	60	60
[4]	Drive Auto Receivables Trust Series 2024-2	4.940%	5/17/32	90	90
[4]	Drive Auto Receivables Trust Series 2025-1	5.410%	9/15/32	400	404
[4,7]	Enterprise Fleet Financing LLC Series 2025-2	4.580%	12/22/31	180	181
[4,7]	Evergreen Credit Card Trust Series 2025-CRT5	5.240%	5/15/29	100	101
[4,7]	Evergreen Credit Card Trust Series 2025-CRT5	5.530%	5/15/29	110	111
[4,7]	FCCU Auto Receivables Trust Series 2025-1A	5.180%	5/15/31	100	101
[4]	First National Master Note Trust Series 2024-1	5.340%	5/15/30	50	51
[4]	Ford Credit Auto Lease Trust Series 2024-B	5.180%	2/15/28	50	50
[4]	Ford Credit Auto Lease Trust Series 2025-A	4.960%	2/15/29	20	20
[4,7]	Ford Credit Auto Owner Trust Series 2022-1	4.670%	11/15/34	100	100
[4,7]	Ford Credit Auto Owner Trust Series 2023-1	4.850%	8/15/35	75	76
[4,7]	Ford Credit Auto Owner Trust Series 2024-1	5.240%	8/15/36	100	102
[4]	Ford Credit Auto Owner Trust Series 2024-A	5.260%	11/15/29	85	87
[4]	Ford Credit Auto Owner Trust Series 2024-B	5.230%	5/15/30	40	41
[4]	Ford Credit Auto Owner Trust Series 2024-C	4.400%	8/15/30	80	80
[4]	Ford Credit Auto Owner Trust Series 2024-D	4.880%	9/15/30	20	20
[4]	Ford Credit Auto Owner Trust Series 2025-A	4.890%	2/15/31	140	142
[4,7]	Ford Credit Floorplan Master Owner Trust A Series 2023-1	4.920%	5/15/28	170	171
[4,7]	Ford Credit Floorplan Master Owner Trust A Series 2024-2	5.560%	4/15/31	100	103
[4,7]	Ford Credit Floorplan Master Owner Trust A Series 2024-3	4.500%	9/15/29	100	100
[4,7]	Ford Credit Floorplan Master Owner Trust A Series 2024-4	4.400%	9/15/31	360	360
[4]	Ford Credit Floorplan Master Owner Trust A Series 2025-1	4.630%	4/15/30	890	900
[4]	Ford Credit Floorplan Master Owner Trust A Series 2025-1	4.840%	4/15/30	80	81
[4,5,7,8]	Freddie Mac STACR REMICS Trust Series 2024-DNA1, SOFR30A + 1.350%	5.655%	2/25/44	246	247
[4,5,7,8]	Freddie Mac STACR REMICS Trust Series 2024-DNA2, SOFR30A + 1.250%	5.555%	5/25/44	45	45
[4,5,7,8]	Freddie Mac STACR REMICS Trust Series 2024-DNA3, SOFR30A + 1.050%	5.355%	10/25/44	13	13
[4,5,7,8]	Freddie Mac STACR REMICS Trust Series 2024-HQA2, SOFR30A + 1.250%	5.555%	8/25/44	101	101
[4,5,7,8]	Freddie Mac STACR REMICS Trust Series 2025-DNA1, SOFR30A + 0.950%	5.255%	1/25/45	23	23
[4,5,7,8]	Freddie Mac STACR REMICS Trust Series 2025-DNA2, SOFR30A + 1.100%	5.405%	5/25/45	106	106
[4,5,7,8]	Freddie Mac STACR REMICS Trust Series 2025-HQA1, SOFR30A + 0.950%	5.255%	2/25/45	81	81
[4,7]	GCAT Trust Series 2024-INV2	6.000%	6/25/54	395	399
[4,7]	GCAT Trust Series 2024-INV4	5.500%	12/25/54	176	177
[4,7]	GCAT Trust Series 2024-INV4	6.000%	12/25/54	638	643
[4,7]	GCAT Trust Series 2025-INV1	6.000%	2/25/55	2,287	2,307
[4,7]	GCAT Trust Series 2025-INV1	6.000%	2/25/55	1,405	1,424
[4]	GM Financial Automobile Leasing Trust Series 2024-3	4.490%	10/20/28	60	60
[4]	GM Financial Automobile Leasing Trust Series 2025-1	4.890%	2/20/29	60	60
[4]	GM Financial Automobile Leasing Trust Series 2025-2	5.040%	10/22/29	70	71
[4]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	5.160%	8/16/29	75	76
[4]	GM Financial Consumer Automobile Receivables Trust Series 2024-3	5.390%	1/16/30	20	20
[4]	GM Financial Consumer Automobile Receivables Trust Series 2024-4	4.670%	5/16/30	10	10
[4]	GM Financial Consumer Automobile Receivables Trust Series 2025-1	5.000%	8/16/30	10	10
[4]	GM Financial Consumer Automobile Receivables Trust Series 2025-2	4.910%	10/18/32	60	60
[4,7]	GM Financial Revolving Receivables Trust Series 2023-1	5.120%	4/11/35	75	77

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,7]	GM Financial Revolving Receivables Trust Series 2025-1	4.800%	12/11/37	20	20
[4,7]	GM Financial Revolving Receivables Trust Series 2025-1	5.000%	12/11/37	160	161
[4,7]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.060%	3/15/31	75	77
[4,7]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.350%	3/15/31	85	87
[4,7]	GMF Floorplan Owner Revolving Trust Series 2024-3A	4.680%	11/15/28	180	181
[4,7]	GMF Floorplan Owner Revolving Trust Series 2024-3A	4.920%	11/15/28	100	100
[4,7]	GMF Floorplan Owner Revolving Trust Series 2024-4A	4.980%	11/15/29	100	101
[4,7]	GMF Floorplan Owner Revolving Trust Series 2025-2A	4.910%	3/15/30	100	101
[4,7]	GMF Floorplan Owner Revolving Trust Series 2025-2A	4.960%	3/15/30	100	100
[4]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/53	225	209
[4]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/53	245	221
[4]	GS Mortgage Securities Trust Series 2020-GC47	2.731%	5/12/53	30	27
[4,7]	Hertz Vehicle Financing III LLC Series 2024-1A	6.700%	1/25/29	100	101
[4]	Honda Auto Receivables Owner Trust Series 2024-4	4.350%	12/16/30	30	30
[4,7]	Houston Galleria Mall Trust Series 2025-HGLR	5.644%	2/5/45	210	215
[4,7]	HPEFS Equipment Trust Series 2024-1A	5.820%	11/20/31	100	101
[4,7]	HPEFS Equipment Trust Series 2024-2A	5.520%	10/20/31	100	101
[4,7]	Hudson Yards Mortgage Trust Series 2025-SPRL	5.649%	1/13/40	340	351
[4,7]	Huntington Bank Auto Credit-Linked Notes Series 2024-2	5.442%	10/20/32	184	186
[4,7]	Huntington Bank Auto Credit-Linked Notes Series 2025-1	4.957%	3/21/33	224	225
[4,7]	Hyundai Auto Lease Securitization Trust Series 2024-C	4.620%	4/17/28	30	30
[4,7]	Hyundai Auto Lease Securitization Trust Series 2024-C	4.970%	2/15/29	150	151
[4,7]	Hyundai Auto Lease Securitization Trust Series 2025-A	5.150%	6/15/29	100	101
[4,7]	Hyundai Auto Lease Securitization Trust Series 2025-B	4.940%	8/15/29	100	101
[4]	Hyundai Auto Receivables Trust Series 2024-A	4.990%	2/15/29	70	71
[4]	Hyundai Auto Receivables Trust Series 2024-B	5.290%	10/15/31	50	51
[4]	Hyundai Auto Receivables Trust Series 2024-C	4.670%	1/15/31	10	10
[4]	Hyundai Auto Receivables Trust Series 2024-C	4.860%	2/17/32	20	20
[4]	Hyundai Auto Receivables Trust Series 2025-A	4.610%	4/15/31	40	40
[4]	Hyundai Auto Receivables Trust Series 2025-A	4.760%	6/15/32	100	100
[4]	Hyundai Auto Receivables Trust Series 2025-B	4.920%	7/15/32	80	81
[4,7]	IRV Trust Series 2025-200P	5.471%	3/14/47	600	607
[4,7]	Jersey Mike's Funding LLC Series 2024-1A	5.636%	2/15/55	170	172
[4,7]	JP Morgan Mortgage Trust Series 2021-INV4	3.000%	1/25/52	554	471
[4,7]	JP Morgan Mortgage Trust Series 2021-INV6	3.000%	4/25/52	536	456
[4,7]	LAD Auto Receivables Trust Series 2024-2A	5.500%	7/16/29	10	10
[4,7]	LAD Auto Receivables Trust Series 2024-2A	5.660%	10/15/29	10	10
[4,7]	LAD Auto Receivables Trust Series 2024-2A	6.370%	10/15/31	10	10
[4,7]	LAD Auto Receivables Trust Series 2024-3A	4.600%	12/17/29	30	30
[4,7]	LAD Auto Receivables Trust Series 2024-3A	4.740%	1/15/30	30	30
[4,7]	LAD Auto Receivables Trust Series 2024-3A	4.930%	3/15/30	20	20
[4,7]	LAD Auto Receivables Trust Series 2024-3A	5.180%	2/17/32	20	20
[4,7]	LAD Auto Receivables Trust Series 2025-1A	5.110%	7/15/30	40	41
[4,7]	LAD Auto Receivables Trust Series 2025-1A	5.520%	5/17/32	70	71
[4,7]	M&T Bank Auto Receivables Trust Series 2024-1A	5.150%	2/17/32	85	87
[4]	Morgan Stanley Capital I Trust Series 2018-L1	4.407%	10/15/51	200	198
[4]	Morgan Stanley Capital I Trust Series 2018-L1	4.637%	10/15/51	200	195
[4]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/52	140	131
[4,7]	Morgan Stanley Residential Mortgage Loan Trust Series 2023-1	4.000%	2/25/53	1,965	1,799
[4,7]	Morgan Stanley Residential Mortgage Loan Trust Series 2024-INV3	6.500%	6/25/54	165	169
[4,7]	Morgan Stanley Residential Mortgage Loan Trust Series 2024-INV4	5.000%	9/25/54	236	235
[4,7]	Navient Education Loan Trust Series 2025-A	5.020%	7/15/55	130	131
[4,7]	Navistar Financial Dealer Note Master Owner Trust Series 2024-1	5.590%	4/25/29	85	86
[4]	Nissan Auto Lease Trust Series 2025-A	5.030%	2/15/29	20	20
[4]	Nissan Auto Lease Trust Series 2025-A	5.110%	6/15/29	30	30
[4]	Nissan Auto Receivables Owner Trust Series 2024-B	4.340%	3/15/29	60	60
[4]	Nissan Auto Receivables Owner Trust Series 2024-B	4.350%	9/15/31	20	20
[4,7]	OBX Trust Series 2023-INV1	3.000%	1/25/52	268	227
[4,7]	Onemain Financial Issuance Trust Series 2025-1A	4.820%	7/14/38	590	593
[4,7]	Onemain Financial Issuance Trust Series 2025-1A	5.050%	7/14/38	100	101
[4,7]	PFS Financing Corp. Series 2024-D	5.340%	4/15/29	100	102
[4,7]	PFS Financing Corp. Series 2025-D	4.470%	5/15/30	460	462
[4,7]	PMT Loan Trust Series 2024-INV1	5.500%	10/25/59	92	93
[4,7]	PMT Loan Trust Series 2024-INV1	6.000%	10/25/59	283	285
[4,7]	PMT Loan Trust Series 2024-INV2	6.000%	12/25/59	1,224	1,233
[4,7]	PMT Loan Trust Series 2024-INV2	6.000%	12/25/59	553	561
[4,7]	PMT Loan Trust Series 2025-INV1	6.000%	1/25/60	868	875
[4,7]	PMT Loan Trust Series 2025-INV1	6.000%	1/25/60	381	386
[4,7]	PMT Loan Trust Series 2025-INV2	5.500%	2/25/56	187	188
[4,7]	PMT Loan Trust Series 2025-INV2	6.000%	2/25/56	749	759

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,7]	PMT Loan Trust Series 2025-INV3	5.500%	3/25/56	1,640	1,632
[4,7]	PMT Loan Trust Series 2025-INV5	6.000%	5/25/56	2,440	2,471
[4,7]	PMT Loan Trust Series 2025-INV6	6.000%	6/25/56	1,500	1,519
[4,7]	Progress Residential Trust Series 2024-SFR1	3.350%	2/17/41	99	95
[4,7]	Progress Residential Trust Series 2024-SFR5	3.000%	8/9/29	120	113
[4,7]	Progress Residential Trust Series 2025-SFR1	3.400%	2/17/42	200	190
[4,7]	Progress Residential Trust Series 2025-SFR1	3.650%	2/17/42	20	19
[4,7]	Progress Residential Trust Series 2025-SFR2	3.305%	4/17/42	130	122
[4,6,7]	Progress Residential Trust Series 2025-SFR3	3.390%	7/17/30	160	150
[4,6,7]	Progress Residential Trust Series 2025-SFR3	3.390%	7/17/30	60	55
[4,7]	RCKT Mortgage Trust Series 2024-INV1	6.500%	6/25/54	468	478
[4,7]	Santander Bank Auto Credit-Linked Notes Series 2024-B	5.483%	1/18/33	250	250
[4]	Santander Drive Auto Receivables Trust Series 2024-1	5.450%	3/15/30	50	51
[4]	Santander Drive Auto Receivables Trust Series 2024-2	6.280%	8/15/31	85	88
[4]	Santander Drive Auto Receivables Trust Series 2024-3	5.550%	9/17/29	60	61
[4]	Santander Drive Auto Receivables Trust Series 2024-3	5.640%	8/15/30	60	61
[4]	Santander Drive Auto Receivables Trust Series 2024-3	5.970%	10/15/31	60	62
[4]	Santander Drive Auto Receivables Trust Series 2024-4	4.930%	9/17/29	40	40
[4]	Santander Drive Auto Receivables Trust Series 2024-5	4.620%	11/15/28	100	100
[4]	Santander Drive Auto Receivables Trust Series 2024-5	4.630%	8/15/29	50	50
[4]	Santander Drive Auto Receivables Trust Series 2024-5	4.780%	1/15/31	280	281
[4]	Santander Drive Auto Receivables Trust Series 2024-5	5.140%	2/17/32	390	393
[4]	Santander Drive Auto Receivables Trust Series 2025-1	5.430%	3/17/31	50	51
[4]	Santander Drive Auto Receivables Trust Series 2025-2	5.470%	5/15/31	895	910
[4,7]	SBNA Auto Receivables Trust Series 2024-A	6.040%	4/15/30	60	61
[4,7]	SBNA Auto Receivables Trust Series 2025-SF1	5.340%	9/15/31	30	30
[4,7]	SCCU Auto Receivables Trust Series 2024-1A	5.160%	5/15/30	10	10
[4,7]	Securitized Term Auto Receivables Trust Series 2025-A	5.038%	7/25/31	16	16
[4,7]	Securitized Term Auto Receivables Trust Series 2025-A	5.185%	7/25/31	8	8
[4,7]	Securitized Term Auto Receivables Trust Series 2025-B	5.121%	12/29/32	30	30
[4,7]	Securitized Term Auto Receivables Trust Series 2025-B	5.463%	12/29/32	20	20
[4,7]	Sequoia Mortgage Trust Series 2024-INV1	6.000%	10/25/54	175	176
[4,7]	Sequoia Mortgage Trust Series 2024-INV1	6.000%	10/25/54	83	84
[4,7]	SFS Auto Receivables Securitization Trust Series 2024-1A	5.510%	1/20/32	75	77
[4,7]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.540%	2/20/32	85	87
[4,7]	SFS Auto Receivables Securitization Trust Series 2024-3A	4.760%	11/20/31	30	30
[4,7]	SFS Auto Receivables Securitization Trust Series 2024-3A	4.980%	10/20/32	60	60
[4,7]	SFS Auto Receivables Securitization Trust Series 2025-1A	5.110%	2/20/31	10	10
[4,7]	SFS Auto Receivables Securitization Trust Series 2025-1A	5.200%	10/20/32	60	61
[4,7]	SFS Auto Receivables Securitization Trust Series 2025-2A	4.850%	7/21/31	40	40
[4,7]	SFS Auto Receivables Securitization Trust Series 2025-2A	5.050%	4/20/33	160	161
[4,7]	SLG Office Trust Series 2021-OVA	2.585%	7/15/41	100	88
[4,7]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA	5.080%	8/20/29	80	80
[4,7]	Subway Funding LLC Series 2024-1A	6.028%	7/30/54	109	111
[4,7]	Subway Funding LLC Series 2024-1A	6.268%	7/30/54	60	61
[4]	Synchrony Card Funding LLC Series 2025-A2	4.490%	5/15/31	715	722
[4,7]	TIF Funding III LLC Series 2024-2A	5.540%	7/20/49	93	94
[4,7]	Toyota Auto Loan Extended Note Trust Series 2024-1A	5.160%	11/25/36	100	103
[4,7]	Toyota Auto Loan Extended Note Trust Series 2025-1A	4.650%	5/25/38	640	649
[4]	Toyota Auto Receivables Owner Trust Series 2024-D	4.400%	6/15/29	110	110
[4]	Toyota Auto Receivables Owner Trust Series 2024-D	4.430%	4/15/30	30	30
[4,7]	Trafigura Securitisation Finance plc Series 2024-1A	5.980%	11/15/27	200	203
[4,7]	Tricon Residential Trust Series 2024-SFR4	4.300%	11/17/41	100	98
[4,7]	Tricon Residential Trust Series 2024-SFR4	4.650%	11/17/41	100	98
[4,7]	Trinity Rail Leasing LLC Series 2024-1A	5.780%	5/19/54	48	49
[4]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/50	20	20
[4,7]	US Bank NA Series 2025-SUP1	5.582%	2/25/32	280	280
[4,7]	USAA Auto Owner Trust Series 2024-A	4.970%	12/17/29	10	10
[4,7]	Verizon Master Trust Series 2023-6	4.860%	9/22/31	110	111
[4,7]	Verizon Master Trust Series 2023-6	5.050%	9/22/31	160	161
[4,7]	Verizon Master Trust Series 2024-2	5.320%	12/22/31	75	77
[4,7]	Verizon Master Trust Series 2024-7	4.600%	8/20/32	130	129
[4,7]	Verizon Master Trust Series 2024-7	4.840%	8/20/32	100	99
[4]	Verizon Master Trust Series 2024-8	4.990%	11/20/30	30	30
[4]	Verizon Master Trust Series 2025-1	4.940%	1/21/31	20	20
[4]	Verizon Master Trust Series 2025-1	5.090%	1/21/31	40	40
[4]	Verizon Master Trust Series 2025-3	4.900%	3/20/30	60	60
[4,7]	Verizon Master Trust Series 2025-4	5.020%	3/21/33	110	111
[4,7]	Verizon Master Trust Series 2025-4	5.200%	3/21/33	100	101
[4]	Verizon Master Trust Series 2025-5	4.840%	6/20/31	70	70

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,7]	Verizon Master Trust Series 2025-6	5.060%	6/21/33	100	100
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/61	300	299
[4]	Wells Fargo Commercial Mortgage Trust Series 2024-C63	5.309%	8/15/57	330	337
[4,7]	Wendy's Funding LLC Series 2019-1A	4.080%	6/15/49	44	43
[4]	World Omni Auto Receivables Trust Series 2025-A	5.080%	11/15/30	30	31
[4]	World Omni Auto Receivables Trust Series 2025-A	5.170%	10/15/31	40	41
[4]	World Omni Automobile Lease Securitization Trust Series 2024-A	5.620%	9/17/29	85	86
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $52,908)					53,385
Corporate Bonds (31.8%)
Communications (2.0%)
	Alphabet Inc.	4.500%	5/15/35	140	138
	Alphabet Inc.	5.250%	5/15/55	360	354
	Alphabet Inc.	5.300%	5/15/65	390	382
[7]	Altice France SA	5.125%	7/15/29	10	8
[7]	AMC Networks Inc.	10.250%	1/15/29	35	36
	AMC Networks Inc.	4.250%	2/15/29	160	128
[6,7]	AMC Networks Inc.	10.500%	7/15/32	50	51
	AT&T Inc.	3.800%	2/15/27	7	7
	AT&T Inc.	4.350%	3/1/29	7	7
	AT&T Inc.	4.700%	8/15/30	555	560
	AT&T Inc.	4.900%	8/15/37	25	24
	AT&T Inc.	4.300%	12/15/42	15	13
	AT&T Inc.	4.500%	3/9/48	850	707
	AT&T Inc.	3.650%	6/1/51	110	78
	AT&T Inc.	3.500%	9/15/53	500	339
	AT&T Inc.	3.550%	9/15/55	25	17
	AT&T Inc.	6.050%	8/15/56	1,495	1,527
	AT&T Inc.	3.800%	12/1/57	688	481
[9]	Booking Holdings Inc.	4.500%	5/9/46	100	119
[7]	CCO Holdings LLC	4.750%	3/1/30	50	48
[7]	CCO Holdings LLC	4.500%	8/15/30	30	29
[7]	CCO Holdings LLC	4.250%	2/1/31	40	37
	CCO Holdings LLC	4.500%	5/1/32	145	135
	Charter Communications Operating LLC	6.150%	11/10/26	400	408
	Charter Communications Operating LLC	4.200%	3/15/28	570	565
	Charter Communications Operating LLC	6.100%	6/1/29	550	576
	Charter Communications Operating LLC	6.650%	2/1/34	30	32
	Charter Communications Operating LLC	6.484%	10/23/45	500	495
	Charter Communications Operating LLC	5.750%	4/1/48	45	41
	Charter Communications Operating LLC	4.800%	3/1/50	460	368
	Comcast Corp.	3.400%	7/15/46	50	36
	Comcast Corp.	2.937%	11/1/56	540	317
	Comcast Corp.	2.987%	11/1/63	130	73
[7]	CSC Holdings LLC	4.125%	12/1/30	185	131
[7]	DISH Network Corp.	11.750%	11/15/27	25	26
[7]	Frontier Communications Holdings LLC	8.625%	3/15/31	30	32
[7]	Intelsat Jackson Holdings SA	6.500%	3/15/30	20	20
	Interpublic Group of Cos. Inc.	3.375%	3/1/41	25	19
	Meta Platforms Inc.	4.450%	8/15/52	168	142
[7]	Midcontinent Communications	8.000%	8/15/32	210	223
[7]	News Corp.	3.875%	5/15/29	5	5
[7]	Outfront Media Capital LLC	4.625%	3/15/30	35	33
	Paramount Global	2.900%	1/15/27	29	28
	Paramount Global	4.200%	6/1/29	800	779
	Paramount Global	7.875%	7/30/30	800	887
	Paramount Global	6.875%	4/30/36	100	102
	Paramount Global	5.850%	9/1/43	300	261
	Paramount Global	4.900%	8/15/44	250	193
	Paramount Global	4.600%	1/15/45	37	27
	Rogers Communications Inc.	7.000%	4/15/55	40	41
	Rogers Communications Inc.	7.125%	4/15/55	90	91
	Sprint Capital Corp.	8.750%	3/15/32	1	1
	Sprint LLC	7.625%	3/1/26	25	25
[7]	Sunrise FinCo I BV	4.875%	7/15/31	30	28
	Time Warner Cable LLC	7.300%	7/1/38	15	16
	Time Warner Cable LLC	5.875%	11/15/40	70	67
	Time Warner Cable LLC	4.500%	9/15/42	7	6
	T-Mobile USA Inc.	4.375%	4/15/40	100	88

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	T-Mobile USA Inc.	3.600%	11/15/60	1	1
	Uber Technologies Inc.	4.300%	1/15/30	5	5
	Uber Technologies Inc.	5.350%	9/15/54	230	215
[7]	Univision Communications Inc.	7.375%	6/30/30	28	28
[7]	Univision Communications Inc.	8.500%	7/31/31	163	163
	Verizon Communications Inc.	3.875%	3/1/52	300	223
	Verizon Communications Inc.	5.500%	2/23/54	70	68
	Verizon Communications Inc.	2.987%	10/30/56	180	108
	Vodafone Group plc	5.625%	2/10/53	70	66
	Vodafone Group plc	5.750%	6/28/54	140	134
[7]	VZ Secured Financing BV	5.000%	1/15/32	55	49
	Walt Disney Co.	4.750%	11/15/46	10	9
[4]	Warnermedia Holdings Inc.	3.755%	3/15/27	2	2
[4]	Warnermedia Holdings Inc.	5.050%	3/15/42	20	13
[4]	Warnermedia Holdings Inc.	5.141%	3/15/52	27	17
					12,508
Consumer Discretionary (1.7%)
[7]	1011778 BC ULC	3.875%	1/15/28	11	11
[7]	1011778 BC ULC	6.125%	6/15/29	70	72
[7]	1011778 BC ULC	5.625%	9/15/29	35	36
[7]	Allied Universal Holdco LLC	6.875%	6/15/30	85	86
	Amazon.com Inc.	3.950%	4/13/52	10	8
	American Axle & Manufacturing Inc.	5.000%	10/1/29	48	44
	American Honda Finance Corp.	4.550%	3/3/28	550	553
[4]	American Honda Finance Corp.	5.050%	7/10/31	110	111
	AutoZone Inc.	5.400%	7/15/34	350	358
[7]	Belron UK Finance plc	5.750%	10/15/29	15	15
	BorgWarner Inc.	4.950%	8/15/29	40	41
[7]	Builders FirstSource Inc.	6.750%	5/15/35	70	72
[7]	Caesars Entertainment Inc.	8.125%	7/1/27	18	18
[7]	Carnival Corp.	4.000%	8/1/28	18	18
[7]	Carnival Corp.	6.000%	5/1/29	1	1
[7]	Carnival Corp.	5.750%	3/15/30	170	173
[7]	Carnival Corp.	5.875%	6/15/31	175	178
[7]	Champ Acquisition Corp.	8.375%	12/1/31	5	5
[7]	Churchill Downs Inc.	5.750%	4/1/30	46	46
[7]	Clarios Global LP	6.750%	2/15/30	35	36
[7,9]	Flutter Treasury DAC	4.000%	6/4/31	200	236
[7]	Flutter Treasury DAC	5.875%	6/4/31	120	121
	Ford Motor Co.	4.750%	1/15/43	90	69
	Ford Motor Credit Co. LLC	4.271%	1/9/27	300	295
	Ford Motor Credit Co. LLC	2.900%	2/16/28	300	281
	Ford Motor Credit Co. LLC	6.054%	11/5/31	200	199
[7]	Garda World Security Corp.	8.250%	8/1/32	107	110
[7]	Garrett Motion Holdings Inc.	7.750%	5/31/32	50	52
	General Motors Co.	5.000%	4/1/35	70	66
	General Motors Financial Co. Inc.	1.500%	6/10/26	397	385
	General Motors Financial Co. Inc.	5.000%	7/15/27	840	845
	General Motors Financial Co. Inc.	5.350%	7/15/27	45	46
	General Motors Financial Co. Inc.	2.700%	8/20/27	370	355
	General Motors Financial Co. Inc.	6.000%	1/9/28	990	1,020
	General Motors Financial Co. Inc.	2.400%	10/15/28	595	553
	General Motors Financial Co. Inc.	4.300%	4/6/29	440	430
	General Motors Financial Co. Inc.	4.900%	10/6/29	400	400
	General Motors Financial Co. Inc.	5.850%	4/6/30	132	136
	General Motors Financial Co. Inc.	3.600%	6/21/30	130	122
	General Motors Financial Co. Inc.	6.400%	1/9/33	415	437
	General Motors Financial Co. Inc.	5.450%	9/6/34	150	147
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	8	8
	Goodyear Tire & Rubber Co.	6.625%	7/15/30	190	194
[7]	Hanesbrands Inc.	9.000%	2/15/31	40	42
[7]	HBC US Holdings LLC	11.000%	12/15/29	10	4
[7]	Hilton Domestic Operating Co. Inc.	5.875%	3/15/33	55	56
	Home Depot Inc.	4.950%	9/15/52	7	6
	Hyatt Hotels Corp.	5.250%	6/30/29	5	5
	Hyatt Hotels Corp.	5.500%	6/30/34	210	210
[7]	JH North America Holdings Inc.	5.875%	1/31/31	10	10
[7]	JH North America Holdings Inc.	6.125%	7/31/32	15	15
[7]	Live Nation Entertainment Inc.	6.500%	5/15/27	12	12

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	MGM China Holdings Ltd.	7.125%	6/26/31	195	202
[7]	MIWD Holdco II LLC	5.500%	2/1/30	95	90
[7]	NCL Corp. Ltd.	5.875%	2/15/27	10	10
[7]	NCL Corp. Ltd.	7.750%	2/15/29	42	45
[7]	NCL Corp. Ltd.	6.750%	2/1/32	90	92
[7]	NCL Finance Ltd.	6.125%	3/15/28	60	61
	Newell Brands Inc.	6.375%	9/15/27	27	27
[7]	Newell Brands Inc.	8.500%	6/1/28	85	90
	Newell Brands Inc.	6.625%	9/15/29	10	10
	Newell Brands Inc.	6.375%	5/15/30	10	10
	Newell Brands Inc.	6.625%	5/15/32	10	10
	Newell Brands Inc.	7.000%	4/1/46	7	6
[7]	Nissan Motor Co. Ltd.	4.810%	9/17/30	40	37
[7]	Phinia Inc.	6.625%	10/15/32	50	51
[7]	Rivers Enterprise Borrower LLC	6.625%	2/1/33	15	15
[7]	Royal Caribbean Cruises Ltd.	5.625%	9/30/31	50	50
[7]	Standard Building Solutions Inc.	6.500%	8/15/32	20	21
[7]	Studio City Finance Ltd.	5.000%	1/15/29	16	15
	Tapestry Inc.	5.100%	3/11/30	70	71
	Toyota Motor Credit Corp.	4.500%	5/14/27	365	368
[4]	Toyota Motor Credit Corp.	4.600%	10/10/31	45	45
[6,7]	Vail Resorts Inc.	5.625%	7/15/30	70	70
[7]	Vail Resorts Inc.	6.500%	5/15/32	150	155
[7]	Wayfair LLC	7.250%	10/31/29	30	30
	Whirlpool Corp.	6.125%	6/15/30	15	15
	Whirlpool Corp.	6.500%	6/15/33	55	55
[7]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	120	117
[7]	Wynn Macau Ltd.	5.625%	8/26/28	4	4
[7]	Wynn Macau Ltd.	5.125%	12/15/29	12	11
					10,532
Consumer Staples (1.6%)
[7]	Albertsons Cos. Inc.	6.250%	3/15/33	105	108
	Altria Group Inc.	5.800%	2/14/39	520	527
	Altria Group Inc.	5.375%	1/31/44	200	189
	Altria Group Inc.	3.875%	9/16/46	7	5
	Altria Group Inc.	3.700%	2/4/51	25	17
[4]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	20	20
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	25	25
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	400	378
	Avery Dennison Corp.	4.875%	12/6/28	78	79
	BAT Capital Corp.	3.557%	8/15/27	25	25
	BAT Capital Corp.	2.259%	3/25/28	60	57
	BAT Capital Corp.	5.834%	2/20/31	140	147
	BAT Capital Corp.	6.421%	8/2/33	134	146
	BAT Capital Corp.	4.540%	8/15/47	5	4
	BAT Capital Corp.	4.758%	9/6/49	122	101
	BAT Capital Corp.	7.081%	8/2/53	330	368
[4,9]	BAT International Finance plc	4.125%	4/12/32	200	241
[4,9]	British American Tobacco plc	3.000%	Perpetual	200	234
	Coca-Cola Co.	5.200%	1/14/55	185	177
[9]	Danone SA	1.000%	Perpetual	200	227
[7]	Energizer Holdings Inc.	4.375%	3/31/29	50	47
[6,7]	Imperial Brands Finance plc	4.500%	6/30/28	400	400
[4,9]	Imperial Brands Finance plc	3.875%	2/12/34	100	116
[6,7]	Imperial Brands Finance plc	6.375%	7/1/55	200	203
	JBS USA Holding Lux Sarl	2.500%	1/15/27	800	776
	JBS USA Holding Lux Sarl	5.750%	4/1/33	66	68
	JBS USA Holding Lux Sarl	6.750%	3/15/34	4	4
	JBS USA Holding Lux Sarl	6.500%	12/1/52	10	10
[7]	JBS USA LUX Sarl	6.375%	2/25/55	560	573
[7]	KeHE Distributors LLC	9.000%	2/15/29	75	78
	Keurig Dr Pepper Inc.	4.500%	11/15/45	60	50
	Kraft Heinz Foods Co.	3.750%	4/1/30	10	10
	Kraft Heinz Foods Co.	4.875%	10/1/49	150	129
	Kroger Co.	5.000%	9/15/34	495	492
	Kroger Co.	4.450%	2/1/47	10	8
	Kroger Co.	5.500%	9/15/54	130	123
[7]	Lamb Weston Holdings Inc.	4.125%	1/31/30	58	55
[7]	Mars Inc.	5.000%	3/1/32	135	137

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Mars Inc.	5.200%	3/1/35	676	684
[7]	Mars Inc.	5.700%	5/1/55	640	638
[7]	Mars Inc.	5.800%	5/1/65	350	350
[7]	Opal Bidco SAS	6.500%	3/31/32	180	183
[7]	Performance Food Group Inc.	6.125%	9/15/32	20	21
	Philip Morris International Inc.	5.125%	11/17/27	7	7
[4,9]	Philip Morris International Inc.	2.750%	6/6/29	200	233
	Philip Morris International Inc.	5.625%	11/17/29	7	7
[9]	Philip Morris International Inc.	3.250%	6/6/32	100	116
	Philip Morris International Inc.	5.750%	11/17/32	150	159
	Philip Morris International Inc.	5.250%	2/13/34	230	235
	Philip Morris International Inc.	4.875%	4/30/35	450	444
	Philip Morris International Inc.	4.500%	3/20/42	15	13
	Philip Morris International Inc.	4.250%	11/10/44	100	85
[7]	Post Holdings Inc.	5.500%	12/15/29	8	8
[7]	Post Holdings Inc.	6.250%	2/15/32	50	51
[7]	Post Holdings Inc.	6.375%	3/1/33	25	25
	Target Corp.	2.950%	1/15/52	30	19
	Tyson Foods Inc.	3.550%	6/2/27	200	197
[7]	US Foods Inc.	5.750%	4/15/33	15	15
	Walgreens Boots Alliance Inc.	8.125%	8/15/29	20	21
					9,865
Energy (2.9%)
[7]	Ascent Resources Utica Holdings LLC	6.625%	10/15/32	40	41
[7]	Ascent Resources Utica Holdings LLC	6.625%	7/15/33	90	91
[7]	Blue Racer Midstream LLC	6.625%	7/15/26	320	320
[7]	Blue Racer Midstream LLC	7.000%	7/15/29	50	52
[7]	Blue Racer Midstream LLC	7.250%	7/15/32	30	32
	Boardwalk Pipelines LP	4.800%	5/3/29	35	35
	BP Capital Markets America Inc.	2.721%	1/12/32	25	22
	BP Capital Markets America Inc.	3.060%	6/17/41	428	316
	BP Capital Markets America Inc.	2.939%	6/4/51	335	210
[9]	BP Capital Markets plc	3.625%	Perpetual	100	117
	Canadian Natural Resources Ltd.	2.950%	7/15/30	10	9
	Canadian Natural Resources Ltd.	6.250%	3/15/38	5	5
[4]	Canadian Natural Resources Ltd.	4.950%	6/1/47	10	9
	Cenovus Energy Inc.	2.650%	1/15/32	40	35
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	10	10
	Cheniere Energy Inc.	4.625%	10/15/28	19	19
	Cheniere Energy Partners LP	3.250%	1/31/32	1,230	1,102
	Cheniere Energy Partners LP	5.950%	6/30/33	550	574
[6,7]	Cheniere Energy Partners LP	5.550%	10/30/35	500	504
[7]	Chord Energy Corp.	6.750%	3/15/33	75	77
[7]	Civitas Resources Inc.	8.375%	7/1/28	22	23
[7]	Civitas Resources Inc.	8.750%	7/1/31	30	30
[7]	Civitas Resources Inc.	9.625%	6/15/33	130	133
[7]	CNX Resources Corp.	7.375%	1/15/31	17	18
[7]	CNX Resources Corp.	7.250%	3/1/32	20	21
	ConocoPhillips	5.900%	10/15/32	90	97
	ConocoPhillips Co.	3.800%	3/15/52	20	15
	Continental Resources Inc.	4.900%	6/1/44	90	71
	Coterra Energy Inc.	5.400%	2/15/35	290	287
	DCP Midstream Operating LP	3.250%	2/15/32	150	132
[7]	Diamond Foreign Asset Co.	8.500%	10/1/30	37	39
	Diamondback Energy Inc.	4.250%	3/15/52	770	580
	Diamondback Energy Inc.	5.750%	4/18/54	145	135
	Diamondback Energy Inc.	5.900%	4/18/64	110	102
[7]	DT Midstream Inc.	4.125%	6/15/29	68	66
	Eastern Energy Gas Holdings LLC	6.200%	1/15/55	170	176
	Enbridge Inc.	5.300%	4/5/29	25	26
	Enbridge Inc.	6.200%	11/15/30	10	11
	Enbridge Inc.	6.700%	11/15/53	10	11
	Enbridge Inc.	5.950%	4/5/54	190	188
	Energy Transfer LP	4.400%	3/15/27	10	10
	Energy Transfer LP	5.250%	4/15/29	101	103
	Energy Transfer LP	5.250%	7/1/29	60	61
	Energy Transfer LP	6.400%	12/1/30	67	72
	Energy Transfer LP	6.550%	12/1/33	159	172
	Energy Transfer LP	5.300%	4/1/44	10	9

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Energy Transfer LP	5.150%	3/15/45	10	9
	Energy Transfer LP	5.000%	5/15/50	397	332
	Energy Transfer LP	5.950%	5/15/54	470	447
	Enterprise Products Operating LLC	4.850%	1/31/34	110	110
	Enterprise Products Operating LLC	3.700%	1/31/51	865	626
	Enterprise Products Operating LLC	3.200%	2/15/52	400	261
	EOG Resources Inc.	5.650%	12/1/54	210	205
	EQT Corp.	3.900%	10/1/27	21	21
[7]	EQT Corp.	4.500%	1/15/29	5	5
[7]	EQT Corp.	7.500%	6/1/30	3	3
[7]	Excelerate Energy LP	8.000%	5/15/30	150	158
	Exxon Mobil Corp.	3.095%	8/16/49	10	7
[4]	Galaxy Pipeline Assets Bidco Ltd.	1.750%	9/30/27	472	455
[4]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/34	1,264	1,121
	Genesis Energy LP	8.000%	5/15/33	10	10
	Halliburton Co.	4.750%	8/1/43	200	174
[7]	Helmerich & Payne Inc.	4.850%	12/1/29	360	343
[7]	Helmerich & Payne Inc.	5.500%	12/1/34	300	273
	Hess Corp.	7.875%	10/1/29	65	73
[7]	Hess Midstream Operations LP	6.500%	6/1/29	12	12
	Kinder Morgan Inc.	5.150%	6/1/30	300	306
[7]	Kinetik Holdings LP	6.625%	12/15/28	80	82
	Marathon Petroleum Corp.	5.150%	3/1/30	430	438
	MPLX LP	4.800%	2/15/29	80	81
	Occidental Petroleum Corp.	5.000%	8/1/27	75	76
	Occidental Petroleum Corp.	7.500%	5/1/31	10	11
	ONEOK Inc.	5.550%	11/1/26	30	30
	ONEOK Inc.	5.650%	11/1/28	10	10
	ONEOK Inc.	5.800%	11/1/30	10	10
[7]	ORLEN SA	6.000%	1/30/35	400	410
[4]	Petronas Capital Ltd.	3.500%	4/21/30	200	192
[7]	Petronas Capital Ltd.	4.950%	1/3/31	320	326
[7]	Petronas Capital Ltd.	5.340%	4/3/35	568	583
	Phillips 66	5.875%	5/1/42	100	99
	Phillips 66 Co.	5.250%	6/15/31	60	62
	Phillips 66 Co.	5.650%	6/15/54	60	56
[7]	Raizen Fuels Finance SA	6.950%	3/5/54	1,260	1,167
	Range Resources Corp.	8.250%	1/15/29	70	72
[7]	Rockies Express Pipeline LLC	6.750%	3/15/33	90	94
[4]	SA Global Sukuk Ltd.	1.602%	6/17/26	200	194
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	45	45
[7]	Schlumberger Holdings Corp.	5.000%	5/29/27	200	203
[7]	South Bow Canadian Infrastructure Holdings Ltd.	7.500%	3/1/55	110	114
[7]	South Bow Canadian Infrastructure Holdings Ltd.	7.625%	3/1/55	20	21
	Suncor Energy Inc.	4.000%	11/15/47	30	22
[7]	Tallgrass Energy Partners LP	6.000%	12/31/30	20	20
	Targa Resources Corp.	5.200%	7/1/27	40	41
	Targa Resources Corp.	6.150%	3/1/29	65	68
	Targa Resources Corp.	6.125%	3/15/33	15	16
	Targa Resources Partners LP	6.875%	1/15/29	10	10
[4,9]	TotalEnergies Capital International SA	3.852%	3/3/45	100	111
[4,9]	TotalEnergies SE	1.625%	Perpetual	100	113
[4,9]	TotalEnergies SE	2.000%	Perpetual	300	346
	TransCanada PipeLines Ltd.	4.250%	5/15/28	393	392
[7]	Transocean Inc.	8.250%	5/15/29	2	2
[7]	Transocean Inc.	8.500%	5/15/31	120	107
[7]	Transocean Titan Financing Ltd.	8.375%	2/1/28	15	15
[7]	Valaris Ltd.	8.375%	4/30/30	46	47
	Valero Energy Corp.	5.150%	2/15/30	170	173
[7]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	76	72
[7]	Venture Global Calcasieu Pass LLC	6.250%	1/15/30	175	180
[7]	Venture Global LNG Inc.	7.000%	1/15/30	15	15
[7]	Venture Global LNG Inc.	8.375%	6/1/31	45	47
[7]	Venture Global LNG Inc.	9.875%	2/1/32	120	130
[6,7]	Venture Global Plaquemines LNG LLC	6.500%	1/15/34	30	30
[6,7]	Venture Global Plaquemines LNG LLC	6.750%	1/15/36	35	35
[7]	Vital Energy Inc.	7.875%	4/15/32	22	19
	Western Midstream Operating LP	4.500%	3/1/28	10	10
	Western Midstream Operating LP	4.750%	8/15/28	40	40
	Williams Cos. Inc.	5.300%	8/15/28	55	57

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Williams Cos. Inc.	4.650%	8/15/32	100	98
					17,711
Financials (12.4%)
[7]	200 Park Funding Trust	5.740%	2/15/55	294	290
	AerCap Ireland Capital DAC	4.875%	4/1/28	276	279
	AerCap Ireland Capital DAC	3.000%	10/29/28	1,110	1,058
	AerCap Ireland Capital DAC	5.100%	1/19/29	750	763
[7]	Alliant Holdings Intermediate LLC	7.000%	1/15/31	13	13
[7]	Alliant Holdings Intermediate LLC	6.500%	10/1/31	60	61
[7]	Alliant Holdings Intermediate LLC	7.375%	10/1/32	37	38
	Ally Financial Inc.	5.737%	5/15/29	180	183
	American Express Co.	5.850%	11/5/27	15	16
	American Express Co.	5.043%	7/26/28	121	123
	American Express Co.	5.085%	1/30/31	210	215
	American International Group Inc.	4.850%	5/7/30	980	995
	American International Group Inc.	5.450%	5/7/35	280	287
	American International Group Inc.	4.750%	4/1/48	90	80
	American International Group Inc.	4.375%	6/30/50	40	33
[7]	AmWINS Group Inc.	6.375%	2/15/29	77	78
[7]	AmWINS Group Inc.	4.875%	6/30/29	3	3
	Aon Corp.	5.350%	2/28/33	12	12
	Aon North America Inc.	5.125%	3/1/27	30	30
	Aon North America Inc.	5.150%	3/1/29	140	143
	Aon North America Inc.	5.450%	3/1/34	450	462
	Aon North America Inc.	5.750%	3/1/54	210	207
	Apollo Global Management Inc.	5.800%	5/21/54	95	94
	Apollo Global Management Inc.	6.000%	12/15/54	137	134
[4,9]	Arbejdernes Landsbank A/S	3.625%	3/5/30	200	237
	Ares Capital Corp.	5.950%	7/15/29	10	10
	Ares Strategic Income Fund	5.700%	3/15/28	130	131
	Ares Strategic Income Fund	6.350%	8/15/29	8	8
[4,9]	Argenta Spaarbank NV	1.375%	2/8/29	200	226
	Arthur J Gallagher & Co.	4.600%	12/15/27	200	202
	Assurant Inc.	4.900%	3/27/28	11	11
	Athene Holding Ltd.	4.125%	1/12/28	800	792
	Athene Holding Ltd.	3.500%	1/15/31	350	329
	Athene Holding Ltd.	5.875%	1/15/34	700	725
	Athene Holding Ltd.	3.450%	5/15/52	370	236
	Athene Holding Ltd.	6.625%	10/15/54	80	79
[9]	Athora Holding Ltd.	6.625%	6/16/28	200	253
[7]	Australia & New Zealand Banking Group Ltd.	6.742%	12/8/32	240	261
[10]	Aviva plc	6.125%	9/12/54	100	137
[7]	Banco de Credito del Peru S.A.	6.450%	7/30/35	206	210
	Banco Santander SA	6.607%	11/7/28	100	107
	Banco Santander SA	5.439%	7/15/31	300	312
	Banco Santander SA	6.938%	11/7/33	75	85
[4]	Bank of America Corp.	1.197%	10/24/26	200	198
[4]	Bank of America Corp.	4.948%	7/22/28	340	344
[4]	Bank of America Corp.	3.970%	3/5/29	120	119
	Bank of America Corp.	2.687%	4/22/32	392	352
[4]	Bank of America Corp.	2.972%	2/4/33	15	13
	Bank of America Corp.	5.744%	2/12/36	845	858
	Bank of America Corp.	5.464%	5/9/36	670	687
[4]	Bank of America Corp.	4.078%	4/23/40	7	6
[4]	Bank of America Corp.	4.443%	1/20/48	100	85
[4,9]	Bank of Cyprus PCL	5.000%	5/2/29	200	246
	Bank of Montreal	3.088%	1/10/37	270	234
[4]	Bank of New York Mellon Corp.	3.442%	2/7/28	100	99
	Bank of New York Mellon Corp.	4.543%	2/1/29	150	151
	Bank of New York Mellon Corp.	5.060%	7/22/32	123	126
[4]	Bank of New York Mellon Corp.	6.474%	10/25/34	120	132
	Barclays plc	5.304%	8/9/26	200	200
	Barclays plc	6.496%	9/13/27	820	839
	Barclays plc	4.337%	1/10/28	500	499
	Barclays plc	5.674%	3/12/28	200	204
	Barclays plc	4.837%	9/10/28	140	141
	Barclays plc	5.086%	2/25/29	274	277
[4]	Barclays plc	5.088%	6/20/30	200	201
	Barclays plc	2.894%	11/24/32	570	505

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Barclays plc	4.950%	1/10/47	300	273
[4,9]	Bayerische Landesbank	1.000%	9/23/31	200	230
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	600	504
[4,9]	Blackstone Property Partners Europe Holdings Sarl	1.250%	4/26/27	218	250
[4,9]	Blackstone Property Partners Europe Holdings Sarl	1.000%	5/4/28	200	222
[4,9]	Blackstone Property Partners Europe Holdings Sarl	1.750%	3/12/29	200	222
[7]	BNP Paribas SA	5.176%	1/9/30	400	408
[7]	BNP Paribas SA	5.497%	5/20/30	100	103
[7]	BNP Paribas SA	5.283%	11/19/30	200	204
[4,10]	BNP Paribas SA	2.000%	5/24/31	200	267
[10]	BPCE SA	5.250%	4/16/29	100	138
[10]	BPCE SA	2.500%	11/30/32	300	387
[7]	BPCE SA	6.508%	1/18/35	100	104
	Brown & Brown Inc.	4.700%	6/23/28	171	173
	Brown & Brown Inc.	5.250%	6/23/32	120	122
	Capital One Financial Corp.	3.750%	7/28/26	649	643
	Capital One Financial Corp.	7.149%	10/29/27	700	724
	Capital One Financial Corp.	5.468%	2/1/29	215	220
	Capital One Financial Corp.	6.312%	6/8/29	355	373
	Capital One Financial Corp.	5.700%	2/1/30	60	62
[4]	Capital One Financial Corp.	7.624%	10/30/31	240	271
	Capital One Financial Corp.	5.268%	5/10/33	50	50
	Capital One Financial Corp.	6.183%	1/30/36	705	717
	Charles Schwab Corp.	6.196%	11/17/29	15	16
	Charles Schwab Corp.	6.136%	8/24/34	227	245
	Citigroup Inc.	4.643%	5/7/28	2,215	2,222
[4]	Citigroup Inc.	4.075%	4/23/29	350	347
	Citigroup Inc.	4.542%	9/19/30	520	517
	Citigroup Inc.	6.174%	5/25/34	90	94
	Citigroup Inc.	5.827%	2/13/35	120	122
	Citigroup Inc.	6.020%	1/24/36	190	195
	Citizens Financial Group Inc.	5.253%	3/5/31	153	155
[4,10]	Close Brothers Finance plc	1.625%	12/3/30	200	225
[7]	Cooperatieve Rabobank UA	3.649%	4/6/28	200	197
	Cooperatieve Rabobank UA	4.494%	10/17/29	250	253
	Corebridge Financial Inc.	3.650%	4/5/27	50	49
	Corebridge Financial Inc.	3.850%	4/5/29	30	29
	Corebridge Financial Inc.	4.350%	4/5/42	5	4
	Corebridge Financial Inc.	4.400%	4/5/52	5	4
[7]	Corebridge Global Funding	4.650%	8/20/27	1,520	1,533
[7]	Credit Acceptance Corp.	6.625%	3/15/30	235	238
[7]	Credit Agricole SA	4.631%	9/11/28	250	250
	Credit Suisse USA LLC	7.125%	7/15/32	150	171
[7]	Danske Bank A/S	5.427%	3/1/28	200	204
	Deutsche Bank AG	2.552%	1/7/28	310	301
	Deutsche Bank AG	5.297%	5/9/31	375	381
[9]	DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH	2.500%	1/25/27	200	231
[4,9]	Eurobank SA	4.000%	2/7/36	100	116
	Fifth Third Bancorp	6.339%	7/27/29	893	940
	Fifth Third Bancorp	4.895%	9/6/30	150	152
[7]	Focus Financial Partners LLC	6.750%	9/15/31	75	77
[7]	Freedom Mortgage Holdings LLC	9.250%	2/1/29	5	5
[7]	Freedom Mortgage Holdings LLC	8.375%	4/1/32	35	35
	GATX Corp.	3.250%	9/15/26	1	1
	GATX Corp.	4.550%	11/7/28	9	9
	GATX Corp.	4.700%	4/1/29	21	21
[4,9]	Generali	5.500%	10/27/47	100	124
[7]	GGAM Finance Ltd.	8.000%	2/15/27	40	41
[7]	Global Atlantic Fin Co.	7.950%	6/15/33	192	218
[7]	Global Atlantic Fin Co.	6.750%	3/15/54	60	62
[4]	Goldman Sachs Group Inc.	3.814%	4/23/29	400	393
	Goldman Sachs Group Inc.	4.692%	10/23/30	170	171
	Goldman Sachs Group Inc.	2.615%	4/22/32	321	286
	Goldman Sachs Group Inc.	6.750%	10/1/37	69	76
[4]	Goldman Sachs Group Inc.	4.411%	4/23/39	25	23
	Goldman Sachs Group Inc.	6.250%	2/1/41	100	107
	Goldman Sachs Group Inc.	5.150%	5/22/45	380	342
	Goldman Sachs Group Inc.	5.561%	11/19/45	660	650
	Golub Capital Private Credit Fund	5.875%	5/1/30	209	209
[4,9]	Grand City Properties SA	0.125%	1/11/28	100	110

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Howden UK Refinance plc	7.250%	2/15/31	60	62
[7]	Howden UK Refinance plc	8.125%	2/15/32	15	16
	HPS Corporate Lending Fund	5.950%	4/14/32	160	159
	HSBC Holdings plc	5.887%	8/14/27	67	68
	HSBC Holdings plc	5.130%	11/19/28	200	203
	HSBC Holdings plc	4.950%	3/31/30	400	407
[4]	HSBC Holdings plc	3.973%	5/22/30	590	574
	HSBC Holdings plc	2.804%	5/24/32	200	178
	HSBC Holdings plc	5.790%	5/13/36	166	171
[4]	HSBC Holdings plc	6.500%	9/15/37	230	244
	HSBC Holdings plc	6.100%	1/14/42	390	412
	HSBC USA Inc.	4.650%	6/3/28	524	528
	Huntington Bancshares Inc.	4.443%	8/4/28	430	430
	Huntington Bancshares Inc.	6.208%	8/21/29	400	420
	Huntington Bancshares Inc.	5.272%	1/15/31	52	53
	Huntington Bancshares Inc.	5.709%	2/2/35	227	232
	Huntington Bancshares Inc.	2.487%	8/15/36	60	50
	Huntington Bancshares Inc.	6.141%	11/18/39	170	174
	Huntington National Bank	4.871%	4/12/28	400	403
	Huntington National Bank	5.650%	1/10/30	100	104
	Intercontinental Exchange Inc.	3.625%	9/1/28	27	26
	Intercontinental Exchange Inc.	5.250%	6/15/31	80	83
[9]	JAB Holdings BV	4.375%	4/25/34	200	240
	JPMorgan Chase & Co.	5.040%	1/23/28	50	51
	JPMorgan Chase & Co.	4.979%	7/22/28	578	585
	JPMorgan Chase & Co.	4.505%	10/22/28	320	321
	JPMorgan Chase & Co.	5.012%	1/23/30	380	387
	JPMorgan Chase & Co.	4.603%	10/22/30	190	191
	JPMorgan Chase & Co.	5.103%	4/22/31	360	369
	JPMorgan Chase & Co.	5.572%	4/22/36	515	534
	JPMorgan Chase & Co.	6.400%	5/15/38	25	28
	JPMorgan Chase & Co.	5.400%	1/6/42	460	461
	JPMorgan Chase & Co.	4.850%	2/1/44	300	279
	KeyBank NA	5.000%	1/26/33	50	49
	KeyCorp	6.401%	3/6/35	50	53
	Lloyds Banking Group plc	6.068%	6/13/36	221	227
	LPL Holdings Inc.	6.000%	5/20/34	114	118
	M&T Bank Corp.	4.553%	8/16/28	175	175
[4]	M&T Bank Corp.	4.833%	1/16/29	330	333
	M&T Bank Corp.	7.413%	10/30/29	16	17
	M&T Bank Corp.	5.179%	7/8/31	338	344
	M&T Bank Corp.	6.082%	3/13/32	374	395
	M&T Bank Corp.	5.053%	1/27/34	311	307
[4]	M&T Bank Corp.	5.385%	1/16/36	35	35
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	250	252
	Manufacturers & Traders Trust Co.	4.762%	7/6/28	387	390
	Marsh & McLennan Cos. Inc.	5.400%	3/15/55	640	617
	MetLife Inc.	4.875%	11/13/43	10	9
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/30	200	205
	Morgan Stanley	5.050%	1/28/27	9	9
	Morgan Stanley	1.593%	5/4/27	450	439
[4]	Morgan Stanley	3.591%	7/22/28	110	108
	Morgan Stanley	5.123%	2/1/29	140	142
	Morgan Stanley	5.173%	1/16/30	20	20
	Morgan Stanley	4.654%	10/18/30	1,170	1,172
	Morgan Stanley	5.230%	1/15/31	300	308
	Morgan Stanley	5.664%	4/17/36	520	539
	Morgan Stanley	2.484%	9/16/36	400	340
	Morgan Stanley	5.948%	1/19/38	40	41
[4]	Morgan Stanley	3.971%	7/22/38	25	22
[4]	Morgan Stanley	4.457%	4/22/39	155	143
	Morgan Stanley	3.217%	4/22/42	120	91
	Morgan Stanley	4.300%	1/27/45	15	13
[4]	Morgan Stanley	2.802%	1/25/52	450	278
	Morgan Stanley	5.516%	11/19/55	530	518
[4]	Morgan Stanley Bank NA	5.504%	5/26/28	250	255
[4]	Morgan Stanley Bank NA	4.968%	7/14/28	364	368
	Nasdaq Inc.	5.350%	6/28/28	50	52
	Nasdaq Inc.	2.500%	12/21/40	100	69
[7]	National Australia Bank Ltd.	2.990%	5/21/31	100	90

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	National Bank of Canada	4.950%	2/1/28	510	514
[7]	Nationstar Mortgage Holdings Inc.	5.000%	2/1/26	60	60
[7]	Nationstar Mortgage Holdings Inc.	6.500%	8/1/29	35	36
[7]	Nationstar Mortgage Holdings Inc.	5.125%	12/15/30	20	20
	NatWest Group plc	6.475%	6/1/34	320	335
[7]	NatWest Markets plc	5.416%	5/17/27	450	460
	Navient Corp.	4.875%	3/15/28	4	4
	Navient Corp.	9.375%	7/25/30	13	14
[4,9]	NIBC Bank NV	4.500%	6/12/35	100	120
	Nomura Holdings Inc.	5.594%	7/2/27	200	204
	Nomura Holdings Inc.	5.842%	1/18/28	200	206
	Nomura Holdings Inc.	2.999%	1/22/32	100	88
[4,9]	Oldenburgische Landesbank AG	8.500%	4/24/34	100	134
[7]	Omnis Funding Trust	6.722%	5/15/55	422	437
	OneMain Finance Corp.	3.500%	1/15/27	26	25
	OneMain Finance Corp.	6.625%	1/15/28	140	144
[4,9]	P3 Group Sarl	1.625%	1/26/29	100	111
[7]	Penske Truck Leasing Co. LP	5.250%	7/1/29	490	502
[7]	Penske Truck Leasing Co. LP	5.250%	2/1/30	6	6
[7]	Penske Truck Leasing Co. LP	6.200%	6/15/30	10	11
[7]	Phoenix Aviation Capital Ltd.	9.250%	7/15/30	175	181
[4]	PNC Bank NA	4.050%	7/26/28	991	983
	PNC Financial Services Group Inc.	5.354%	12/2/28	610	624
	PNC Financial Services Group Inc.	5.492%	5/14/30	320	331
	PNC Financial Services Group Inc.	2.307%	4/23/32	90	79
	PNC Financial Services Group Inc.	5.939%	8/18/34	820	868
[4]	Prudential Financial Inc.	5.700%	12/14/36	100	105
[4]	Prudential Financial Inc.	4.600%	5/15/44	100	88
	Prudential Financial Inc.	6.500%	3/15/54	40	41
[4,9]	Public Property Invest A/S	4.625%	3/12/30	100	120
[9]	Raiffeisen Bank International AG	2.875%	6/18/32	400	463
[9]	Raiffeisen Bank International AG	1.375%	6/17/33	100	110
	Regions Financial Corp.	5.722%	6/6/30	707	730
	Regions Financial Corp.	5.502%	9/6/35	549	550
	RenaissanceRe Holdings Ltd.	5.800%	4/1/35	480	493
[7]	Rocket Cos. Inc.	6.125%	8/1/30	45	46
[7]	Rocket Cos. Inc.	6.375%	8/1/33	70	72
[7]	Rocket Mortgage LLC	2.875%	10/15/26	180	176
[10]	Rothesay Life plc	3.375%	7/12/26	200	271
[4]	Royal Bank of Canada	4.510%	10/18/27	190	190
[4]	Royal Bank of Canada	4.522%	10/18/28	557	559
[4]	Royal Bank of Canada	4.969%	8/2/30	733	743
[4]	Royal Bank of Canada	4.650%	10/18/30	250	251
[4]	Royal Bank of Canada	5.153%	2/4/31	1,030	1,051
[7]	Ryan Specialty LLC	5.875%	8/1/32	50	50
[10]	Scottish Widows Ltd.	7.000%	6/16/43	100	141
[7]	Shift4 Payments LLC	6.750%	8/15/32	55	57
[7]	Sixth Street Lending Partners	6.125%	7/15/30	280	285
[9]	Skandinaviska Enskilda Banken AB	5.000%	8/17/33	115	143
	State Street Corp.	4.834%	4/24/30	690	703
	Suci Second Investment Co.	4.375%	9/10/27	615	611
	Sumitomo Mitsui Financial Group Inc.	5.836%	7/9/44	200	203
	Synovus Financial Corp.	6.168%	11/1/30	292	299
[4,9]	Talanx AG	2.250%	12/5/47	100	115
	Toronto-Dominion Bank	4.783%	12/17/29	370	374
[4]	Truist Financial Corp.	5.071%	5/20/31	820	832
	UBS AG	7.500%	2/15/28	1,844	1,989
[7]	UBS Group AG	4.253%	3/23/28	200	199
[7]	UBS Group AG	5.617%	9/13/30	220	228
[7]	UBS Group AG	3.091%	5/14/32	250	227
[7]	UBS Group AG	5.580%	5/9/36	665	681
	US Bancorp	5.775%	6/12/29	456	473
	US Bancorp	5.384%	1/23/30	50	52
	US Bancorp	5.083%	5/15/31	460	469
[4]	US Bancorp	4.967%	7/22/33	501	495
	US Bancorp	5.850%	10/21/33	24	25
	US Bancorp	4.839%	2/1/34	100	99
	US Bancorp	5.836%	6/12/34	345	362
	US Bancorp	2.491%	11/3/36	820	695
[7]	USI Inc.	7.500%	1/15/32	35	37

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	UWM Holdings LLC	6.625%	2/1/30	15	15
[4]	Wells Fargo & Co.	2.393%	6/2/28	60	58
[4]	Wells Fargo & Co.	5.557%	7/25/34	204	211
	Wells Fargo & Co.	6.491%	10/23/34	271	296
[4]	Wells Fargo & Co.	3.068%	4/30/41	115	87
	Wells Fargo & Co.	3.900%	5/1/45	940	748
[4]	Wells Fargo & Co.	4.750%	12/7/46	600	514
[4]	Wells Fargo & Co.	4.611%	4/25/53	15	13
[7]	WEX Inc.	6.500%	3/15/33	145	146
	Willis North America Inc.	2.950%	9/15/29	15	14
					76,770
Health Care (2.1%)
[7]	1261229 BC Ltd.	10.000%	4/15/32	195	197
	AbbVie Inc.	4.050%	11/21/39	25	22
	AbbVie Inc.	5.400%	3/15/54	130	126
[4]	AdventHealth Obligated Group	2.795%	11/15/51	15	9
	Amgen Inc.	4.200%	3/1/33	200	192
	Amgen Inc.	3.150%	2/21/40	550	423
	Amgen Inc.	5.600%	3/2/43	145	144
	Amgen Inc.	5.650%	3/2/53	445	435
[7]	Bausch + Lomb Corp.	8.375%	10/1/28	30	31
[9]	Bayer AG	1.000%	1/12/36	100	87
[4,9]	Bayer AG	6.625%	9/25/83	100	125
	Becton Dickinson & Co.	4.874%	2/8/29	80	81
	Becton Dickinson & Co.	1.957%	2/11/31	260	226
	Becton Dickinson & Co.	4.669%	6/6/47	300	257
[4]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	10	6
	Cardinal Health Inc.	5.750%	11/15/54	355	350
	Cencora Inc.	4.625%	12/15/27	95	96
	Cencora Inc.	4.300%	12/15/47	25	20
	Centene Corp.	2.450%	7/15/28	10	9
	Centene Corp.	4.625%	12/15/29	430	419
	Centene Corp.	3.375%	2/15/30	735	677
	Centene Corp.	3.000%	10/15/30	7	6
[7]	Community Health Systems Inc.	10.875%	1/15/32	26	28
	CVS Health Corp.	1.750%	8/21/30	125	108
	CVS Health Corp.	4.125%	4/1/40	420	350
	CVS Health Corp.	6.000%	6/1/63	7	7
[7]	DaVita Inc.	4.625%	6/1/30	90	86
[7]	DaVita Inc.	3.750%	2/15/31	14	13
[7]	DaVita Inc.	6.875%	9/1/32	65	67
[7]	DaVita Inc.	6.750%	7/15/33	65	67
	Elevance Health Inc.	5.150%	6/15/29	100	103
	Elevance Health Inc.	4.550%	3/1/48	90	75
	Elevance Health Inc.	3.125%	5/15/50	17	11
	Elevance Health Inc.	3.600%	3/15/51	100	70
	Elevance Health Inc.	5.125%	2/15/53	400	357
	Elevance Health Inc.	5.650%	6/15/54	185	177
[7]	Fortrea Holdings Inc.	7.500%	7/1/30	50	45
	GE HealthCare Technologies Inc.	4.800%	8/14/29	130	132
	GE HealthCare Technologies Inc.	4.800%	1/15/31	235	237
	GE HealthCare Technologies Inc.	5.500%	6/15/35	220	225
	Gilead Sciences Inc.	4.600%	9/1/35	100	97
	Gilead Sciences Inc.	4.150%	3/1/47	15	12
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	520	447
	HCA Inc.	5.000%	3/1/28	75	76
	HCA Inc.	5.250%	3/1/30	145	149
	HCA Inc.	5.450%	4/1/31	800	825
	HCA Inc.	4.625%	3/15/52	35	28
	Humana Inc.	5.750%	3/1/28	200	206
[7]	IQVIA Inc.	6.250%	6/1/32	95	98
	McKesson Corp.	4.950%	5/30/32	1,995	2,021
[7]	Medline Borrower LP	3.875%	4/1/29	31	30
[7]	Medline Borrower LP	6.250%	4/1/29	10	10
[7]	Medline Borrower LP	5.250%	10/1/29	18	18
	Novartis Capital Corp.	4.700%	9/18/54	70	63
[7]	Organon & Co.	6.750%	5/15/34	5	5
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/43	7	7
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/53	300	283

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/63	17	16
	Quest Diagnostics Inc.	4.200%	6/30/29	55	55
[7]	Radiology Partners Inc.	8.500%	7/15/32	65	65
	Revvity Inc.	3.300%	9/15/29	2	2
[7]	Roche Holdings Inc.	5.218%	3/8/54	220	213
[7]	Star Parent Inc.	9.000%	10/1/30	20	21
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	200	127
	Tenet Healthcare Corp.	4.625%	6/15/28	30	30
	Tenet Healthcare Corp.	6.125%	10/1/28	8	8
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/26	8	8
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/29	36	36
	Teva Pharmaceutical Finance Netherlands III BV	6.000%	12/1/32	140	143
	Teva Pharmaceutical Finance Netherlands IV BV	5.750%	12/1/30	100	101
	UnitedHealth Group Inc.	4.400%	6/15/28	130	131
	UnitedHealth Group Inc.	4.650%	1/15/31	525	528
	UnitedHealth Group Inc.	5.300%	6/15/35	125	127
	UnitedHealth Group Inc.	6.500%	6/15/37	100	110
	UnitedHealth Group Inc.	4.250%	6/15/48	410	330
	UnitedHealth Group Inc.	5.950%	6/15/55	215	218
	UnitedHealth Group Inc.	6.050%	2/15/63	15	15
	UnitedHealth Group Inc.	5.750%	7/15/64	360	350
	Zoetis Inc.	4.700%	2/1/43	107	98
					13,203
Industrials (2.1%)
	3M Co.	5.150%	3/15/35	500	504
[7]	Air Canada	3.875%	8/15/26	80	79
	Allegion plc	3.500%	10/1/29	7	7
[7]	American Airlines Inc.	7.250%	2/15/28	40	41
[7]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	17	17
[7]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	48	46
[7]	Arcosa Inc.	6.875%	8/15/32	15	16
[7]	Axon Enterprise Inc.	6.125%	3/15/30	15	15
[7]	Axon Enterprise Inc.	6.250%	3/15/33	55	57
	Boeing Co.	2.800%	3/1/27	500	485
	Boeing Co.	5.040%	5/1/27	530	534
	Boeing Co.	6.298%	5/1/29	320	338
	Boeing Co.	5.150%	5/1/30	105	107
	Boeing Co.	3.625%	2/1/31	326	307
	Boeing Co.	6.388%	5/1/31	235	253
	Boeing Co.	6.528%	5/1/34	740	805
	Boeing Co.	5.705%	5/1/40	50	49
	Boeing Co.	6.858%	5/1/54	870	953
	Boeing Co.	7.008%	5/1/64	40	44
[7]	Bombardier Inc.	7.000%	6/1/32	20	21
[7]	Bombardier Inc.	6.750%	6/15/33	25	26
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	30	31
	Burlington Northern Santa Fe LLC	5.500%	3/15/55	35	35
[7]	BWX Technologies Inc.	4.125%	6/30/28	70	68
	Canadian Pacific Railway Co.	4.800%	8/1/45	15	13
	Canadian Pacific Railway Co.	3.500%	5/1/50	97	69
[4,9]	Carrier Global Corp.	3.625%	1/15/37	100	114
[4,9]	CIMIC Finance Ltd.	1.500%	5/28/29	200	219
	CSX Corp.	3.800%	11/1/46	30	23
[7]	Delta Air Lines Inc.	4.750%	10/20/28	440	441
	Eaton Capital ULC	4.450%	5/9/30	200	201
[7]	Enpro Inc.	6.125%	6/1/33	65	67
[7]	ERAC USA Finance LLC	7.000%	10/15/37	95	109
[7]	Gates Corp.	6.875%	7/1/29	20	21
	General Dynamics Corp.	4.950%	8/15/35	120	120
	General Dynamics Corp.	2.850%	6/1/41	15	11
[7]	Herc Holdings Inc.	6.625%	6/15/29	20	21
[7]	Herc Holdings Inc.	7.000%	6/15/30	60	63
[7]	Herc Holdings Inc.	7.250%	6/15/33	40	42
	Hillenbrand Inc.	6.250%	2/15/29	70	71
	Honeywell International Inc.	4.750%	2/1/32	130	131
	Huntington Ingalls Industries Inc.	5.353%	1/15/30	928	954
[7]	JetBlue Airways Corp.	9.875%	9/20/31	141	137
	L3Harris Technologies Inc.	5.250%	6/1/31	110	114
	Lockheed Martin Corp.	4.700%	5/15/46	15	13

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lockheed Martin Corp.	4.300%	6/15/62	120	94
	Lockheed Martin Corp.	5.200%	2/15/64	105	97
[7]	Mileage Plus Holdings LLC	6.500%	6/20/27	1,044	1,046
[4,10]	Motability Operations Group plc	2.125%	1/18/42	200	165
	Norfolk Southern Corp.	3.050%	5/15/50	200	131
	RTX Corp.	4.875%	10/15/40	150	141
	RTX Corp.	6.400%	3/15/54	124	136
[4]	Ryder System Inc.	5.300%	3/15/27	30	30
[7]	Siemens Funding BV	4.900%	5/28/32	735	746
[7]	Siemens Funding BV	5.800%	5/28/55	625	644
[7]	Siemens Funding BV	5.900%	5/28/65	370	383
[7]	Stonepeak Nile Parent LLC	7.250%	3/15/32	5	5
[7]	Terex Corp.	6.250%	10/15/32	13	13
[7]	TransDigm Inc.	6.750%	8/15/28	30	31
[7]	TransDigm Inc.	6.375%	3/1/29	90	93
[7]	TransDigm Inc.	6.625%	3/1/32	5	5
[7]	TransDigm Inc.	6.375%	5/31/33	290	291
	Union Pacific Corp.	3.839%	3/20/60	20	14
[7]	United Airlines Inc.	4.375%	4/15/26	48	48
[7]	United Airlines Inc.	4.625%	4/15/29	34	33
	United Parcel Service Inc.	6.050%	5/14/65	200	205
	Waste Connections Inc.	5.250%	9/1/35	240	245
[7]	Waste Pro USA Inc.	7.000%	2/1/33	5	5
[7]	WESCO Distribution Inc.	6.375%	3/15/33	120	124
[6,7]	Yinson Bergenia Production BV	8.498%	1/31/45	600	608
					13,125
Materials (1.2%)
[9]	Air Products and Chemicals Inc.	3.450%	2/14/37	100	113
[7]	Alumina Pty Ltd.	6.125%	3/15/30	30	30
[7]	Alumina Pty Ltd.	6.375%	9/15/32	250	255
[7]	Amcor Flexibles North America Inc.	4.800%	3/17/28	940	947
[7]	Amcor Flexibles North America Inc.	5.100%	3/17/30	830	844
	Ball Corp.	6.000%	6/15/29	30	31
	Ball Corp.	2.875%	8/15/30	24	22
	Berry Global Inc.	5.650%	1/15/34	29	30
[7]	Big River Steel LLC	6.625%	1/31/29	235	237
[4]	Braskem Netherlands Finance BV	4.500%	1/10/28	200	172
[4]	Braskem Netherlands Finance BV	4.500%	1/31/30	430	334
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	300	294
[7]	Cemex SAB de CV	7.200%	Perpetual	650	658
[7]	Chemours Co.	4.625%	11/15/29	70	61
[7]	Chemours Co.	8.000%	1/15/33	25	23
[7]	Cleveland-Cliffs Inc.	7.500%	9/15/31	25	24
[7]	Cleveland-Cliffs Inc.	7.375%	5/1/33	35	33
[7]	Clydesdale Acquisition Holdings Inc.	6.750%	4/15/32	90	92
[7]	Crown Americas LLC	5.875%	6/1/33	125	126
	Eastman Chemical Co.	4.500%	12/1/28	41	41
[7]	Element Solutions Inc.	3.875%	9/1/28	150	145
	FMC Corp.	5.650%	5/18/33	65	64
	FMC Corp.	8.450%	11/1/55	110	113
[7]	Georgia-Pacific LLC	4.400%	6/30/28	200	201
[7]	Georgia-Pacific LLC	2.300%	4/30/30	15	14
[4]	Indonesia Asahan Aluminium PT	6.530%	11/15/28	215	227
[7]	Kaiser Aluminum Corp.	4.500%	6/1/31	120	112
	LYB International Finance III LLC	2.250%	10/1/30	90	80
	LYB International Finance III LLC	3.375%	10/1/40	15	11
[7]	Magnera Corp.	7.250%	11/15/31	20	19
[7]	NOVA Chemicals Corp.	9.000%	2/15/30	52	56
[7]	Novelis Corp.	6.875%	1/30/30	15	15
[7]	Novelis Corp.	3.875%	8/15/31	20	18
	Nutrien Ltd.	5.950%	11/7/25	5	5
	Nutrien Ltd.	4.900%	6/1/43	60	54
	Nutrien Ltd.	5.800%	3/27/53	10	10
[7]	Olin Corp.	6.625%	4/1/33	25	25
[7]	Olympus Water US Holding Corp.	9.750%	11/15/28	60	63
[7]	Olympus Water US Holding Corp.	7.250%	6/15/31	30	31
[7]	Owens-Brockway Glass Container Inc.	7.250%	5/15/31	172	176
[7]	Owens-Brockway Glass Container Inc.	7.375%	6/1/32	50	51
[7]	Quikrete Holdings Inc.	6.375%	3/1/32	110	113

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Quikrete Holdings Inc.	6.750%	3/1/33	20	21
[7]	Sealed Air Corp.	6.125%	2/1/28	6	6
[7]	Sealed Air Corp.	5.000%	4/15/29	10	10
[7]	Sealed Air Corp.	6.500%	7/15/32	140	145
[4]	Sherwin-Williams Co.	4.550%	3/1/28	215	217
	Sherwin-Williams Co.	2.950%	8/15/29	15	14
	Smurfit Kappa Treasury ULC	5.438%	4/3/34	210	214
	Smurfit Westrock Financing DAC	5.418%	1/15/35	202	205
[7]	SNF Group SACA	3.125%	3/15/27	75	73
[7]	Trivium Packaging Finance BV	8.250%	7/15/30	50	53
[7]	Trivium Packaging Finance BV	12.250%	1/15/31	45	48
	Vale Overseas Ltd.	3.750%	7/8/30	300	283
	Vulcan Materials Co.	4.950%	12/1/29	66	67
[7]	WR Grace Holdings LLC	5.625%	8/15/29	90	81
	WRKCo Inc.	3.375%	9/15/27	100	98
	WRKCo Inc.	4.000%	3/15/28	50	49
					7,554
Real Estate (0.6%)
	American Homes 4 Rent LP	4.950%	6/15/30	750	757
[4,9]	Aroundtown SA	1.450%	7/9/28	300	335
	Brandywine Operating Partnership LP	8.875%	4/12/29	115	124
	COPT Defense Properties LP	2.250%	3/15/26	10	10
[9]	Digital Dutch Finco BV	3.875%	9/13/33	200	235
	ERP Operating LP	4.650%	9/15/34	11	11
	ERP Operating LP	4.500%	7/1/44	25	22
	Essex Portfolio LP	5.500%	4/1/34	40	41
	Essex Portfolio LP	5.375%	4/1/35	281	285
	Extra Space Storage LP	5.700%	4/1/28	70	72
	Extra Space Storage LP	5.500%	7/1/30	181	188
	Extra Space Storage LP	5.900%	1/15/31	5	5
	Healthpeak OP LLC	5.250%	12/15/32	15	15
	Highwoods Realty LP	2.600%	2/1/31	138	119
	Highwoods Realty LP	7.650%	2/1/34	71	80
	Hudson Pacific Properties LP	3.950%	11/1/27	10	10
	Hudson Pacific Properties LP	5.950%	2/15/28	25	24
	Kilroy Realty LP	4.750%	12/15/28	23	23
	Kimco Realty OP LLC	4.250%	4/1/45	10	8
	Mid-America Apartments LP	5.000%	3/15/34	90	91
	MPT Operating Partnership LP	3.500%	3/15/31	5	4
[7]	MPT Operating Partnership LP	8.500%	2/15/32	230	241
	NNN REIT Inc.	5.600%	10/15/33	15	16
	Omega Healthcare Investors Inc.	3.625%	10/1/29	152	145
[7]	Park Intermediate Holdings LLC	7.000%	2/1/30	10	10
[7]	Pebblebrook Hotel LP	6.375%	10/15/29	7	7
	Prologis LP	1.750%	2/1/31	115	100
	Public Storage Operating Co.	5.350%	8/1/53	10	10
	Realty Income Corp.	5.125%	2/15/34	200	202
	Realty Income Corp.	5.375%	9/1/54	10	10
	Regency Centers LP	5.250%	1/15/34	200	203
[7]	RHP Hotel Properties LP	6.500%	6/15/33	45	46
	Sabra Health Care LP	3.900%	10/15/29	8	8
	Sabra Health Care LP	3.200%	12/1/31	15	13
	Service Properties Trust	5.500%	12/15/27	20	20
	Service Properties Trust	8.375%	6/15/29	27	28
[7]	Starwood Property Trust Inc.	6.000%	4/15/30	30	30
[7]	Starwood Property Trust Inc.	6.500%	10/15/30	55	57
	Weyerhaeuser Co.	6.950%	10/1/27	20	21
[7]	XHR LP	4.875%	6/1/29	10	10
[7]	XHR LP	6.625%	5/15/30	10	10
					3,646
Technology (2.5%)
	Autodesk Inc.	5.300%	6/15/35	195	198
	Automatic Data Processing Inc.	4.750%	5/8/32	770	781
[7]	Boost Newco Borrower LLC	7.500%	1/15/31	48	51
	Broadcom Inc.	3.150%	11/15/25	40	40
	Broadcom Inc.	4.150%	11/15/30	10	10
[7]	Broadcom Inc.	2.600%	2/15/33	320	274
[7]	Broadcom Inc.	3.469%	4/15/34	381	340
[7]	Broadcom Inc.	4.926%	5/15/37	30	29

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	CACI International Inc.	6.375%	6/15/33	50	52
	CDW LLC	5.100%	3/1/30	50	50
[7]	Central Parent Inc.	7.250%	6/15/29	36	29
[7]	Central Parent LLC	8.000%	6/15/29	4	3
	Cisco Systems Inc.	5.350%	2/26/64	100	96
[7]	Cloud Software Group Inc.	6.500%	3/31/29	42	42
[7]	Cloud Software Group Inc.	9.000%	9/30/29	11	11
[7]	Cloud Software Group Inc.	8.250%	6/30/32	38	40
	Dell International LLC	4.900%	10/1/26	15	15
	Dell International LLC	4.750%	4/1/28	390	395
	Dell International LLC	5.300%	10/1/29	90	93
	Dell International LLC	8.350%	7/15/46	5	6
[7]	Diebold Nixdorf Inc.	7.750%	3/31/30	13	14
[7]	Ellucian Holdings Inc.	6.500%	12/1/29	25	26
[7]	Fair Isaac Corp.	6.000%	5/15/33	90	91
[9]	Fiserv Funding ULC	4.000%	6/15/36	100	117
	Fiserv Inc.	4.400%	7/1/49	310	254
[7]	Foundry JV Holdco LLC	6.150%	1/25/32	900	946
[7]	Foundry JV Holdco LLC	5.900%	1/25/33	200	207
[7]	Foundry JV Holdco LLC	6.100%	1/25/36	450	466
[7]	Foundry JV Holdco LLC	6.200%	1/25/37	880	914
[7]	Gen Digital Inc.	6.250%	4/1/33	55	57
	Hewlett Packard Enterprise Co.	4.400%	9/25/27	500	501
	Hewlett Packard Enterprise Co.	4.550%	10/15/29	31	31
	Hewlett Packard Enterprise Co.	4.850%	10/15/31	40	40
	Hewlett Packard Enterprise Co.	5.000%	10/15/34	122	118
	Hewlett Packard Enterprise Co.	6.350%	10/15/45	400	410
	Hewlett Packard Enterprise Co.	5.600%	10/15/54	445	411
	HP Inc.	3.400%	6/17/30	70	66
	Intel Corp.	3.150%	5/11/27	400	392
	Intel Corp.	1.600%	8/12/28	570	524
	Intel Corp.	2.450%	11/15/29	543	497
	Intel Corp.	2.000%	8/12/31	72	62
	Intel Corp.	5.200%	2/10/33	513	517
	Intel Corp.	4.100%	5/19/46	30	23
	Intel Corp.	3.734%	12/8/47	142	100
	Intel Corp.	3.050%	8/12/51	94	56
	Intel Corp.	5.700%	2/10/53	148	138
	Intel Corp.	5.600%	2/21/54	578	530
	Intel Corp.	3.100%	2/15/60	140	78
	Intel Corp.	5.050%	8/5/62	640	521
[7]	McAfee Corp.	7.375%	2/15/30	114	108
	Motorola Solutions Inc.	5.200%	8/15/32	490	498
	Oracle Corp.	4.800%	8/3/28	380	386
[4]	Oracle Corp.	4.200%	9/27/29	326	324
	Oracle Corp.	3.250%	5/15/30	10	9
	Oracle Corp.	5.250%	2/3/32	440	451
	Oracle Corp.	6.500%	4/15/38	710	772
	Oracle Corp.	4.000%	11/15/47	40	31
	Oracle Corp.	6.000%	8/3/55	15	15
	Oracle Corp.	5.500%	9/27/64	244	222
	Paychex Inc.	5.350%	4/15/32	120	123
[7]	Raven Acquisition Holdings LLC	6.875%	11/15/31	15	15
[7]	SS&C Technologies Inc.	5.500%	9/30/27	60	60
	Synopsys Inc.	4.650%	4/1/28	420	424
	Synopsys Inc.	5.150%	4/1/35	170	171
	Synopsys Inc.	5.700%	4/1/55	440	437
	Texas Instruments Inc.	5.150%	2/8/54	100	94
[7]	UKG Inc.	6.875%	2/1/31	100	104
	VMware LLC	3.900%	8/21/27	10	10
	VMware LLC	2.200%	8/15/31	10	9
	Western Digital Corp.	4.750%	2/15/26	37	37
	Western Digital Corp.	2.850%	2/1/29	75	70
	Workday Inc.	3.700%	4/1/29	25	24
	Workday Inc.	3.800%	4/1/32	100	94
	X Corp.	9.500%	10/26/29	325	316
					15,466
Utilities (2.7%)
	AEP Texas Inc.	5.450%	5/15/29	70	72

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AEP Transmission Co. LLC	5.375%	6/15/35	100	102
[4]	AEP Transmission Co. LLC	3.650%	4/1/50	10	7
	American Electric Power Co. Inc.	5.699%	8/15/25	15	15
[4]	Appalachian Power Co.	4.500%	3/1/49	500	404
	Atmos Energy Corp.	6.200%	11/15/53	15	16
	Atmos Energy Corp.	5.000%	12/15/54	230	209
	Berkshire Hathaway Energy Co.	1.650%	5/15/31	25	21
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	10	8
[7]	Calpine Corp.	4.500%	2/15/28	45	45
[7]	Calpine Corp.	4.625%	2/1/29	170	168
[7]	Clearway Energy Operating LLC	4.750%	3/15/28	15	15
	Commonwealth Edison Co.	5.300%	2/1/53	60	57
[4]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	10	10
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	10	10
[4]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	90	77
	Consolidated Edison Co. of New York Inc.	5.900%	11/15/53	15	15
[4]	Dominion Energy Inc.	3.375%	4/1/30	400	380
[4]	Dominion Energy Inc.	2.250%	8/15/31	300	262
[4]	Dominion Energy Inc.	4.350%	8/15/32	300	288
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	267	264
	DTE Electric Co.	5.850%	5/15/55	250	256
	Duke Energy Carolinas LLC	3.750%	6/1/45	60	47
	Duke Energy Carolinas LLC	3.700%	12/1/47	30	23
	Duke Energy Corp.	4.300%	3/15/28	50	50
	Duke Energy Corp.	4.850%	1/5/29	200	203
	Duke Energy Corp.	4.500%	8/15/32	450	440
	Duke Energy Ohio Inc.	5.550%	3/15/54	100	98
[7,9]	Eastern European Electric Co. BV	6.500%	5/15/30	338	409
	Edison International	5.250%	3/15/32	30	28
[4,9]	Enel Finance International NV	4.500%	2/20/43	100	119
	Entergy Arkansas LLC	3.350%	6/15/52	90	60
	Entergy Mississippi LLC	5.800%	4/15/55	300	301
	Entergy Texas Inc.	5.000%	9/15/52	25	22
	Exelon Corp.	4.100%	3/15/52	130	100
	Exelon Corp.	5.600%	3/15/53	130	125
	Exelon Corp.	5.875%	3/15/55	570	569
[4]	FirstEnergy Corp.	4.850%	7/15/47	500	425
[4]	FirstEnergy Corp.	3.400%	3/1/50	200	136
[7]	FirstEnergy Transmission LLC	2.866%	9/15/28	15	14
	FirstEnergy Transmission LLC	4.550%	1/15/30	5	5
[7]	FirstEnergy Transmission LLC	4.550%	4/1/49	15	13
	Georgia Power Co.	4.950%	5/17/33	325	328
	Georgia Power Co.	5.250%	3/15/34	300	306
	Georgia Power Co.	5.125%	5/15/52	15	14
[4]	Indiana Michigan Power Co.	3.750%	7/1/47	500	371
	Indiana Michigan Power Co.	3.250%	5/1/51	400	262
	Jersey Central Power & Light Co.	5.100%	1/15/35	170	170
	MidAmerican Energy Co.	5.300%	2/1/55	160	152
	National Grid plc	5.602%	6/12/28	900	932
	National Grid plc	5.418%	1/11/34	300	308
	Nevada Power Co.	6.250%	5/15/55	120	119
	NextEra Energy Capital Holdings Inc.	6.375%	8/15/55	360	368
	NiSource Inc.	5.200%	7/1/29	175	180
	NiSource Inc.	5.350%	4/1/34	406	413
	NiSource Inc.	4.375%	5/15/47	100	82
	NiSource Inc.	5.850%	4/1/55	440	436
[7]	NRG Energy Inc.	5.750%	7/15/29	30	30
[7]	NRG Energy Inc.	6.250%	11/1/34	20	20
	Pacific Gas & Electric Co.	3.150%	1/1/26	15	15
	Pacific Gas & Electric Co.	5.550%	5/15/29	90	91
	Pacific Gas & Electric Co.	2.500%	2/1/31	15	13
	Pacific Gas & Electric Co.	6.150%	1/15/33	10	10
	Pacific Gas & Electric Co.	6.950%	3/15/34	10	11
	Pacific Gas & Electric Co.	4.500%	7/1/40	150	125
	Pacific Gas & Electric Co.	3.300%	8/1/40	15	11
	Pacific Gas & Electric Co.	4.750%	2/15/44	20	16
[7]	Pattern Energy Operations LP	4.500%	8/15/28	8	8
	Pinnacle West Capital Corp.	4.900%	5/15/28	160	162
	PPL Electric Utilities Corp.	5.250%	5/15/53	425	406
[7]	PSEG Power LLC	5.200%	5/15/30	645	659

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Public Service Enterprise Group Inc.	5.200%	4/1/29	210	216
[7]	Saavi Energia Sarl	8.875%	2/10/35	715	744
	Sempra	6.625%	4/1/55	400	385
	Southern California Edison Co.	4.875%	2/1/27	300	302
	Southern California Edison Co.	5.150%	6/1/29	500	506
	Southern California Edison Co.	5.450%	6/1/31	140	143
[4]	Southern California Gas Co.	3.950%	2/15/50	90	67
	Southern Co.	5.700%	10/15/32	10	11
	Southern Co. Gas Capital Corp.	5.150%	9/15/32	700	711
[7]	Trans-Allegheny Interstate Line Co.	5.000%	1/15/31	290	295
[4,10]	United Utilities Water Finance plc	5.250%	1/22/46	100	120
	Virginia Electric & Power Co.	5.000%	4/1/33	150	152
	Virginia Electric & Power Co.	5.050%	8/15/34	300	301
[4]	Virginia Electric & Power Co.	4.625%	5/15/52	75	63
	Virginia Electric & Power Co.	5.700%	8/15/53	50	49
	Virginia Electric & Power Co.	5.550%	8/15/54	215	208
[7]	Vistra Operations Co. LLC	5.000%	7/31/27	64	64
[7]	XPLR Infrastructure Operating Partners LP	7.250%	1/15/29	25	26
[7]	XPLR Infrastructure Operating Partners LP	8.375%	1/15/31	25	27
[4,10]	Yorkshire Water Finance plc	2.750%	4/18/41	100	88
					16,384
Total Corporate Bonds (Cost $193,927)					196,764
Floating Rate Loan Interests (0.2%)
[8]	AAdvantage Loyalty IP Ltd. First Lien Term Loan, TSFR3M + 2.250%	6.522%	4/20/28	15	15
[8]	Altera Corp. First Lien Term Loan B, TSFR12M + 3.000%	7.066%	6/18/32	130	130
[8]	American Airlines Inc. First Lien Incremental Term Loan, TSFR3M + 3.250%	7.580%	5/28/32	70	70
[8]	Asurion LLC First Lien Term Loan B-13, TSFR1M + 4.250%	8.577%	9/19/30	55	53
[8]	Bausch + Lomb Corp. First Lien Initial Term Loan, TSFR1M + 3.250%	7.679%	5/10/27	89	89
[8]	Bausch + Lomb Corp. First Lien Term Loan B, TSFR12M + 4.250%	8.035%	12/17/30	25	25
[8]	Beach Acquisition Bidco LLC First Lien Term Loan B, TSFR12M + 3.250%	7.316%	6/25/32	15	15
[8]	Clarios Global LP First Lien Amendment No. 6 Term Loan, TSFR1M + 2.750%	7.077%	1/28/32	70	70
[8]	Cotiviti Inc. First Lien Amendment No. 2 Term Loan, TSFR1M + 2.750%	7.074%	3/26/32	245	244
[8]	Endo Finance Holdings Inc. First Lien Refinancing Term Loan, TSFR1M + 4.000%	8.327%	4/23/31	16	16
[8]	Frontier Communications Holdings LLC First Lien Initial Term Loan, TSFR6M + 2.500%	6.792%	7/1/31	5	5
[8]	Glatfelter Corp. First Lien Term Loan, TSFR3M + 4.250%	8.583%	11/4/31	20	19
[8]	Hanesbrands Inc. First Lien Initial Term Loan B, TSFR1M + 2.750%	7.077%	3/8/32	55	55
[8]	Opal LLC First Lien Term Loan B-2, TSFR6M + 3.250%	7.435%	3/31/32	105	105
[8]	Osttra Group Ltd. First Lien Term Loan, TSFR12M + 3.500%	7.325%	5/21/32	55	55
[8]	Sazerac Co. Inc. First Lien Term Loan B, TSFR12M + 3.000%	7.094%	6/24/32	130	130
[8]	Sedgwick Claims Management Services Inc. First Lien Term Loan, TSFR1M + 3.000%	7.327%	7/31/31	119	120
[8]	TK Elevator Midco GmbH First Lien Term Loan B-1, TSFR3M + 3.000%	7.237%	4/30/30	40	40
Total Floating Rate Loan Interests (Cost $1,251)					1,256
Sovereign Bonds (18.5%)
[9]	Adif Alta Velocidad	3.125%	1/31/30	900	1,073
[9]	Adif Alta Velocidad	3.625%	4/30/35	1,100	1,304
[9]	Aeroports de Paris SA	2.750%	6/5/28	200	237
	African Development Bank	4.500%	6/12/35	777	788
[4,9]	Arab Republic of Egypt	4.750%	4/16/26	428	507
[4]	Arab Republic of Egypt	8.500%	1/31/47	200	162
[4]	Arab Republic of Egypt	8.700%	3/1/49	200	164
[4]	Argentine Republic	0.750%	7/9/30	1,663	1,319
[4]	Argentine Republic	4.125%	7/9/35	104	70
[4]	Argentine Republic	3.500%	7/9/41	295	183
[4]	Argentine Republic	4.125%	7/9/46	29	19
[4,7]	Baiterek National Managing Holding JSC	5.450%	5/8/28	300	303
[4,7]	Benin Government Bond	8.375%	1/23/41	200	193
[4]	Bermuda	3.717%	1/25/27	540	533
[9]	Caisse d'Amortissement de la Dette Sociale	2.375%	9/24/28	2,600	3,065
[4]	Cassa Depositi e Prestiti SpA	5.875%	4/30/29	595	622
[9]	Cassa Depositi e Prestiti SpA	3.250%	6/17/33	800	934
[9]	City of Madrid Spain	3.360%	10/31/35	2,280	2,659
[4]	Ciudad Autonoma De Buenos Aires	7.500%	6/1/27	133	135
	Corp. Andina de Fomento	4.125%	6/30/28	825	826
	Corp. Andina de Fomento	5.000%	1/24/29	294	302
	Corp. Andina de Fomento	5.000%	1/22/30	1,777	1,832

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Corp. Nacional del Cobre de Chile	3.625%	8/1/27	910	892
[4]	Corp. Nacional del Cobre de Chile	3.750%	1/15/31	1,000	929
[4,7]	Development Bank of Kazakhstan JSC	5.500%	4/15/27	210	212
[4]	Development Bank of Kazakhstan JSC	5.500%	4/15/27	360	364
[4]	Dominican Republic	5.950%	1/25/27	2,209	2,231
[4]	Dominican Republic	6.000%	7/19/28	1,000	1,015
[4]	Dominican Republic	5.500%	2/22/29	1,694	1,685
[4]	Dominican Republic	4.500%	1/30/30	353	334
[4,7]	Dominican Republic	6.950%	3/15/37	577	588
	Ecopetrol SA	8.625%	1/19/29	200	211
	Ecopetrol SA	4.625%	11/2/31	214	180
	Ecopetrol SA	7.750%	2/1/32	470	461
[4,9]	European Union	3.375%	10/4/39	638	744
[9]	European Union	3.750%	10/12/45	837	988
[4,9]	European Union	0.300%	11/4/50	1,548	831
[4,9]	European Union	0.700%	7/6/51	1,043	619
	Federative Republic of Brazil	6.625%	3/15/35	1,000	1,011
[4]	Federative Republic of Brazil	4.750%	1/14/50	260	183
[9]	Gemeinsame Deutsche Bundeslaender	2.625%	2/27/30	1,104	1,307
[4]	Hashemite Kingdom of Jordan	4.950%	7/7/25	200	200
[4]	Hashemite Kingdom of Jordan	7.500%	1/13/29	430	440
[7,9]	Hellenic Republic	3.375%	6/15/34	951	1,139
[7,9]	Hellenic Republic	3.625%	6/15/35	680	824
[7,9]	Hellenic Republic	4.375%	7/18/38	403	512
[9]	Hellenic Republic	4.200%	1/30/42	213	264
[7,9]	Hellenic Republic	4.125%	6/15/54	472	554
[4,9]	Ivory Coast Government Bond	5.875%	10/17/31	290	322
[4]	Ivory Coast Government Bond	7.625%	1/30/33	350	345
[4,7]	Ivory Coast Government Bond	8.075%	4/1/36	582	561
[4,11]	Japan	0.400%	3/20/50	231,100	962
[4,11]	Japan	1.200%	6/20/53	35,350	171
[4,11]	Japan	2.200%	6/20/54	35,350	216
[4,11]	Japan	2.400%	3/20/55	160,700	1,023
[4,7]	Japan Finance Organization for Municipalities	4.375%	4/2/30	1,358	1,374
[12]	Japan International Cooperation Agency	4.250%	5/22/30	794	801
[9]	Junta de Andalucia	3.250%	10/31/33	200	237
[9]	Junta de Andalucia	3.300%	4/30/35	1,200	1,404
[4]	Kingdom of Belgium	4.875%	6/10/55	388	351
[4,7]	Kingdom of Saudi Arabia	5.125%	1/13/28	2,115	2,148
[4]	Kingdom of Saudi Arabia	5.125%	1/13/28	422	429
[7,9]	Kingdom of Spain	3.200%	10/31/35	900	1,058
[4,13]	Magyar Export-Import Bank Zrt.	6.125%	12/4/27	520	531
[4,9,13]	Magyar Export-Import Bank Zrt.	6.000%	5/16/29	309	392
[9,13]	MFB Magyar Fejlesztesi Bank Zrt.	4.375%	6/27/30	200	238
[4]	OCP SA	4.500%	10/22/25	400	398
[4,7]	OCP SA	6.100%	4/30/30	273	277
[4]	Oman Government Bond	4.750%	6/15/26	605	604
[7,9]	OMERS Finance Trust	3.250%	1/28/35	874	1,025
[7,9]	Ontario Teachers' Finance Trust	2.850%	12/4/31	1,800	2,111
[4]	Paraguay Government Bond	4.700%	3/27/27	1,386	1,383
[4,7]	Paraguay Government Bond	6.650%	3/4/55	808	812
[4]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.450%	5/21/28	400	407
	Petroleos Mexicanos	6.875%	10/16/25	86	86
	Petroleos Mexicanos	4.500%	1/23/26	756	745
	Petroleos Mexicanos	6.875%	8/4/26	355	355
	Petroleos Mexicanos	6.490%	1/23/27	520	517
	Petroleos Mexicanos	6.500%	3/13/27	1,405	1,396
	Petroleos Mexicanos	8.750%	6/2/29	154	160
	Petroleos Mexicanos	6.625%	6/15/38	10	8
	Petroleos Mexicanos	6.500%	6/2/41	70	52
	Petroleos Mexicanos	6.750%	9/21/47	18	13
[4]	Petroliam Nasional Bhd.	7.625%	10/15/26	400	416
[9]	Province of Quebec	3.250%	5/22/35	1,344	1,579
[7,9]	Queensland Treasury Corp.	3.250%	5/21/35	1,180	1,389
[4,9]	Regie Autonome des Transports Parisiens EPIC	3.250%	5/25/34	700	819
[7,9]	Republic of Albania	4.750%	2/14/35	680	800
[4,9]	Republic of Bulgaria	3.500%	5/7/34	1,028	1,222
[4,9]	Republic of Bulgaria	4.125%	5/7/38	885	1,060
[4]	Republic of Chile	2.750%	1/31/27	2,400	2,338
[4]	Republic of Chile	3.240%	2/6/28	2,000	1,944

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,9]	Republic of Chile	3.750%	1/14/32	75	90
[4]	Republic of Chile	2.550%	7/27/33	250	211
[4]	Republic of Colombia	3.000%	1/30/30	595	514
[4]	Republic of Colombia	3.125%	4/15/31	380	312
[4]	Republic of Colombia	3.250%	4/22/32	260	206
[4]	Republic of Colombia	8.500%	4/25/35	550	572
[4]	Republic of Colombia	4.125%	2/22/42	1,175	745
	Republic of Costa Rica	6.125%	2/19/31	282	290
[4,7]	Republic of El Salvador	9.650%	11/21/54	170	176
[4]	Republic of Ghana	0.000%	7/3/26	90	87
[4]	Republic of Ghana	5.000%	7/3/29	255	238
[4]	Republic of Guatemala	4.875%	2/13/28	465	459
[4]	Republic of Guatemala	5.250%	8/10/29	200	198
[4]	Republic of Guatemala	4.900%	6/1/30	2,000	1,959
[4,14]	Republic of Hungary	4.500%	5/27/32	695,350	1,800
[9]	Republic of Iceland	2.625%	5/27/30	1,429	1,685
[4,9]	Republic of Iceland	3.500%	3/21/34	640	778
[4,9]	Republic of Indonesia	3.375%	7/30/25	100	118
[9]	Republic of Latvia	2.875%	5/21/30	1,355	1,601
[4,7]	Republic of Latvia	5.125%	7/30/34	1,500	1,498
[4]	Republic of Latvia	5.125%	7/30/34	765	764
[4]	Republic of Paraguay	5.000%	4/15/26	711	710
[4]	Republic of Peru	2.392%	1/23/26	645	635
	Republic of Peru	2.844%	6/20/30	845	773
[4]	Republic of Peru	2.783%	1/23/31	1,174	1,053
[4]	Republic of Poland	4.875%	2/12/30	327	333
[4,9]	Republic of Romania	2.124%	7/16/31	20	20
[4]	Republic of Senegal	6.250%	5/23/33	200	132
[4]	Republic of South Africa	5.875%	9/16/25	2,114	2,114
[4]	Republic of South Africa	4.875%	4/14/26	200	199
[4]	Republic of South Africa	4.850%	9/30/29	550	530
[4,7]	Republic of South Africa	7.950%	11/19/54	550	524
[4]	Republic of South Africa	7.950%	11/19/54	300	286
[7]	Republic of Sri Lanka	4.000%	4/15/28	23	22
[4,7]	Republic of Sri Lanka	3.100%	1/15/30	32	29
[4,7]	Republic of Sri Lanka	3.350%	3/15/33	47	37
[7]	Republic of Sri Lanka	3.600%	6/15/35	30	20
[4]	Republic of Sri Lanka	3.600%	6/15/35	17	12
[4,7]	Republic of Sri Lanka	3.600%	5/15/36	20	17
	Republic of the Philippines	5.170%	10/13/27	200	204
	Republic of the Philippines	5.250%	5/14/34	200	204
[4]	Republic of Turkiye	8.600%	9/24/27	200	212
[4]	Republic of Turkiye	5.125%	2/17/28	1,110	1,089
[4]	Republic of Turkiye	9.375%	3/14/29	400	441
[4]	Republic of Turkiye	7.125%	2/12/32	2,457	2,461
	Republic of Turkiye	7.250%	5/29/32	243	244
[4]	Republic of Turkiye	5.750%	5/11/47	200	150
[4]	Republic of Zambia	5.750%	6/30/33	288	264
[4]	Saudi Arabian Oil Co.	1.625%	11/24/25	200	198
[4,9]	Serbia International Bond	3.125%	5/15/27	330	387
[4,9]	Serbia International Bond	1.000%	9/23/28	800	869
[9]	Slovakia Government Bond	3.750%	2/27/40	1,655	1,936
[4,15]	Southern Gas Corridor CJSC	6.875%	3/24/26	1,260	1,276
[4,9]	State of Israel	5.000%	10/30/26	650	786
[4]	State of Israel	5.375%	2/19/30	400	409
[4]	State of Israel	5.750%	3/12/54	200	186
[7]	Ukraine Government Bond	0.000%	2/1/30	3	1
[7]	Ukraine Government Bond	0.000%	2/1/34	10	4
[4]	Ukraine Government Bond	0.000%	2/1/34	41	16
[7]	Ukraine Government Bond	1.750%	2/1/34	12	6
[7]	Ukraine Government Bond	0.000%	2/1/35	9	4
[4]	Ukraine Government Bond	0.000%	2/1/35	200	95
[7]	Ukraine Government Bond	1.750%	2/1/35	17	9
[7]	Ukraine Government Bond	0.000%	2/1/36	7	3
[4]	Ukraine Government Bond	0.000%	2/1/36	365	172
[4,7]	Ukraine Government Bond	1.750%	2/1/36	305	151
[10]	United Kingdom	4.375%	7/31/54	2,227	2,652
[10]	United Kingdom	5.375%	1/31/56	187	261
	United Mexican States	4.150%	3/28/27	200	199
[4]	United Mexican States	2.659%	5/24/31	300	260

			Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,6]	United Mexican States		5.850%	7/2/32	2,204	2,234
[4]	United Mexican States		4.875%	5/19/33	385	364
[4]	United Mexican States		6.875%	5/13/37	2,040	2,130
[4,7]	Uzbekneftegaz JSC		8.750%	5/7/30	1,430	1,472
[9]	Ville de Paris		3.750%	5/25/40	1,000	1,171
Total Sovereign Bonds (Cost $110,598)						114,694
Taxable Municipal Bonds (0.1%)
	Los Angeles CA Department of Water & Power Revenue (Cost $426)		6.574%	7/1/45	415	436
					Shares
Temporary Cash Investments (1.3%)
Money Market Fund (1.0%)
[16]	Vanguard Market Liquidity Fund		4.355%		59,202	5,920
				Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.3%)
	United States Treasury Bill		4.052%	6/11/26	1,848	1,780
Total Temporary Cash Investments (Cost $7,699)						7,700
		Counterparty	Expiration Date	Exercise Price	Notional Amount ($000)
Options Purchased (0.0%)
Foreign Currency Options (0.0%)
Call Options
	USD	JPMC	12/31/25	HKD 7.800	3,700	5
	USD	JPMC	12/31/25	HKD 7.800	1,100	1
						6
				Exercise Rate	Notional Amount on Underlying Swap ($000)
Over-the-Counter Swaptions (0.0%)
Call Swaptions
	2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.000% Annually	GSI	3/10/26	3.000%	11,800	60
	10-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.500% Annually	BANA	9/25/25	3.500%	1,400	11
						71
Put Swaptions
	10-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.000% Annually	BANA	9/25/25	4.000%	1,400	11
	10-Year Interest Rate Swap, Receives SOFR Annually, Pays 5.900% Annually	JPMC	4/10/26	5.900%	3,000	2
	30-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.300% Annually	GSI	3/11/26	4.300%	2,200	56
	30-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.440% Annually	DBAG	1/29/26	4.440%	1,000	16

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
30-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.830% Annually	JPMC	4/10/26	4.830%	2,800	32
					117
Total Options Purchased (Cost $230)					194
Total Investments (102.3%) (Cost $624,766)					633,362
Other Assets and Liabilities—Net (-2.3%)					(14,147)
Net Assets (100%)					619,215
Cost is in $000.
1	Securities with a value of $1,483 have been segregated as initial margin for open futures contracts.
2	Securities with a value of $1,401 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
3	Securities with a value of $502 have been segregated as initial margin for open centrally cleared swap contracts.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2025.
7	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, the aggregate value was $96,438, representing 15.6% of net assets.
8	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Face amount denominated in euro.
10	Face amount denominated in British pounds.
11	Face amount denominated in Japanese yen.
12	Guaranteed by the Government of Japan.
13	Guaranteed by the Republic of Hungary.
14	Face amount denominated in Hungarian forint.
15	Guaranteed by the Republic of Azerbaijan.
16	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BANA—Bank of America, N.A.
DAC—Designated Activity Company.
DBAG—Deutsche Bank AG.
GSI—Goldman Sachs International.
HKD—Hong Kong dollar.
JPMC—JPMorgan Chase Bank, N.A.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR12M—CME Term Secured Overnight Financing Rate 12-Month.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
TSFR6M—CME Term Secured Overnight Financing Rate 6-Month.
UMBS—Uniform Mortgage-Backed Securities.
USD—U.S. dollar.

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Call Swaptions
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 2.250% Annually	GSI	3/10/26	2.250%	17,700	(31)
10-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.205% Annually	DBAG	1/29/35	4.205%	550	(45)
					(76)
Put Swaptions
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.205% Annually	DBAG	1/29/35	4.205%	550	(51)
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.900% Annually	JPMC	4/10/26	4.900%	3,000	(12)
30-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.780% Annually	GSI	9/11/25	3.780%	1,100	(43)
30-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.940% Annually	DBAG	1/29/26	3.940%	500	(22)
30-Year Interest Rate Swap, Pays SOFR Annually, Receives 5.830% Annually	JPMC	4/10/26	5.830%	2,800	(6)
					(134)
Total Options Written (Premiums Received $238)					(210)
DBAG—Deutsche Bank AG.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2025	142	29,539	82
Euro-Schatz	September 2025	20	2,527	—
Long U.S. Treasury Bond	September 2025	23	2,656	56
Ultra 10-Year U.S. Treasury Note	September 2025	64	7,313	8
Ultra Long U.S. Treasury Bond	September 2025	26	3,097	62
				208

Short Futures Contracts
5-Year U.S. Treasury Note	September 2025	(37)	(4,033)	(1)
10-Year Government of Canada Bond	September 2025	(22)	(1,971)	(6)
10-Year Japanese Government Bond	September 2025	(5)	(4,827)	(17)
10-Year U.S. Treasury Note	September 2025	(31)	(3,476)	(8)
Euro-Bobl	September 2025	(83)	(11,506)	33
Euro-Bund	September 2025	(133)	(20,390)	110
Euro-Buxl	September 2025	(63)	(8,812)	115
Euro-OAT	September 2025	(4)	(583)	3
Long Gilt	September 2025	(7)	(894)	(20)
Mini 10-Year Japanese Government Bond	September 2025	(22)	(2,125)	(9)
				200
				408

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Citibank, N.A.	9/17/25	COP	47,856	USD	11	—	—
Toronto-Dominion Bank	9/17/25	EUR	6,363	USD	7,391	144	—
State Street Bank & Trust Co.	9/17/25	EUR	293	USD	341	6	—
State Street Bank & Trust Co.	9/17/25	JPY	197,411	USD	1,378	5	—
Barclays Bank plc	9/17/25	JPY	4,257	USD	30	—	—
Wells Fargo Bank N.A.	9/17/25	USD	2	CAD	3	—	—
Toronto-Dominion Bank	9/17/25	USD	1	CAD	1	—	—
Morgan Stanley Capital Services LLC	9/17/25	USD	44	CZK	939	—	(1)
Citibank, N.A.	9/17/25	USD	5	CZK	105	—	—
State Street Bank & Trust Co.	9/17/25	USD	4	CZK	85	—	—
UBS AG	9/17/25	USD	1	CZK	20	—	—
Toronto-Dominion Bank	9/17/25	USD	1	CZK	26	—	—
Bank of America, N.A.	9/17/25	USD	—	CZK	2	—	—
JPMorgan Chase Bank, N.A.	9/17/25	USD	50,401	EUR	43,885	—	(1,563)
UBS AG	9/17/25	USD	3,941	EUR	3,383	—	(65)
State Street Bank & Trust Co.	9/17/25	USD	776	EUR	669	—	(16)
Morgan Stanley Capital Services LLC	9/17/25	USD	324	EUR	282	—	(10)
Barclays Bank plc	9/17/25	USD	119	EUR	103	—	(3)
Toronto-Dominion Bank	9/17/25	USD	26	EUR	22	—	(1)
State Street Bank & Trust Co.	9/17/25	USD	4,851	GBP	3,582	—	(69)
Morgan Stanley Capital Services LLC	9/17/25	USD	1,834	HUF	647,680	—	(67)
Wells Fargo Bank N.A.	9/17/25	USD	2,510	JPY	359,224	—	(6)
UBS AG	9/17/25	USD	29	JPY	4,147	—	—
State Street Bank & Trust Co.	9/17/25	USD	17	JPY	2,396	—	—
Barclays Bank plc	9/17/25	USD	17	JPY	2,497	—	—
State Street Bank & Trust Co.	9/17/25	USD	66	MXN	1,264	—	(1)
Toronto-Dominion Bank	9/17/25	USD	150	PLN	561	—	(6)
Morgan Stanley Capital Services LLC	9/17/25	USD	49	ZAR	874	—	—
						155	(1,808)
CAD—Canadian dollar.
COP—Colombian peso.
CZK—Czechoslovakian koruna.
EUR—euro.
GBP—British pound.
HUF—Hungarian forint.
JPY—Japanese yen.
MXN—Mexican peso.
PLN—Polish zloty.
USD—U.S. dollar.
ZAR—South African rand.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount (000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Purchased
CDX-NA-IG-S44-V1	6/20/30	USD	8,880	(1.000)	(199)	(29)
iTraxx Europe Crossover-S43-V1	6/20/30	EUR	2,123	(5.000)	(237)	(52)
						(81)
1 Periodic premium received/paid quarterly.
EUR—euro.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
Kering SA/NR	6/20/30	GSI	200[2]	1.000	(2)	—	—	(2)

Credit Protection Purchased
Republic of Colombia	6/20/30	BANA	745	(1.000)	39	39	—	—
United Mexican States	6/20/30	BARC	2,545	(1.000)	7	43	—	(36)
					46	82	—	(36)
					44	82	—	(38)
1 Periodic premium received/paid quarterly.
2 Notional amount denominated in euro.
BANA—Bank of America, N.A.
BARC—Barclays Bank plc.
GSI—Goldman Sachs International.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
5/19/26	N/A	9,500[1]	4.060[2]	(4.450)[3]	7	7
5/19/27	N/A	5,000[1]	4.450[3]	(3.760)[2]	(19)	(19)
6/12/27	N/A	846,600[4]	0.477[5]	(0.945)[2]	(27)	(27)
6/16/27	N/A	847,580[4]	0.477[5]	(0.906)[2]	(22)	(22)
6/24/27	N/A	2,641[6]	1.921[7]	(1.766)[2]	1	1
6/24/27	N/A	2,301[8]	3.681[2]	(4.217)[9]	4	4
6/25/27	N/A	6,230[1]	3.610[2]	(4.450)[3]	13	13
6/18/28	6/18/27[10]	11,880[1]	3.458[2]	(0.000)[3]	28	28
6/25/28	N/A	8,420[1]	4.450[3]	(3.515)[2]	(27)	(27)
12/20/28	12/17/25[10]	3,297[11]	2.457[12]	(0.000)[13]	(4)	(4)
12/20/28	12/17/25[10]	3,297[11]	2.509[12]	(0.000)[13]	—	—
11/30/29	9/2/25[10]	7,650[1]	3.441[2]	(0.000)[3]	26	26
11/30/29	9/2/25[10]	7,650[1]	3.365[2]	(0.000)[3]	—	—
3/19/30	N/A	16,563[14]	7.317[15]	(7.715)[16]	(17)	(17)
3/19/30	N/A	6,625[17]	5.790[18]	(4.930)[2]	(48)	(48)
6/18/30	N/A	4,600,000[19]	2.482[16]	(2.560)[20]	—	—
6/18/30	N/A	3,000,000[19]	2.382[16]	(2.560)[20]	(10)	(10)
6/18/30	N/A	900,000[21]	6.316[2]	(6.500)[22]	23	23
6/18/30	N/A	75,765[23]	3.315[2]	(3.510)[24]	(53)	(57)
6/18/30	N/A	5,350[17]	5.040[18]	(4.760)[2]	(35)	(35)
6/25/30	N/A	2,610[1]	3.538[2]	(4.450)[3]	14	14
6/18/31	6/18/26[10]	3,300[1]	0.000[3]	(3.625)[2]	(36)	(36)
2/15/35	9/2/25[10]	3,790[1]	0.000[3]	(3.727)[2]	(23)	(23)
2/15/35	9/2/25[10]	3,790[1]	0.000[3]	(3.660)[2]	—	—
3/19/35	N/A	295,685[21]	6.777[2]	(6.510)[22]	16	17
6/18/35	N/A	400,000[21]	6.500[22]	(6.636)[2]	(8)	(8)
6/18/35	N/A	297,900[21]	6.500[22]	(6.600)[2]	(3)	(3)
6/18/35	N/A	3,000[17]	5.040[18]	(4.415)[2]	8	8
6/18/35	N/A	3,000[17]	5.040[18]	(4.404)[2]	9	9

Centrally Cleared Interest Rate Swaps (continued)
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
9/10/35	9/10/25[10]	1,400[6]	2.381[2]	(0.000)[7]	(17)	(12)
12/18/55	12/18/25[10]	220[1]	4.035[2]	(0.000)[3]	5	6
					(195)	(192)
1 Notional amount denominated in U.S. dollar.
2 Interest payment received/paid annually.
3 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid annually.
4 Notional amount denominated in Japanese yen.
5 Based on Tokyo Overnight Average Rate (TONAR) as of the most recent reset date. Interest payment received/paid anually.
6 Notional amount denominated in euro.
7 Based on Euro Short Term Rate (ESTR) as of the most recent reset date. Interest payment received/paid annually.
8 Notional amount denominated in British pound.
9 Based on Sterling Overnight Index Average Rate (SONIA) as of the most recent reset date. Interest payment received/paid annually.
10 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
11 Notional amount denominated in Canadian dollar.
12 Interest payment received/paid semi-annually.
13 Based on Canadian Overnight Repo Rate Average (CORRA) as of the most recent reset date. Interest payment received/paid semi-annually.
14 Notional amount denominated in South African rand.
15 Based on Johannesburg Interbank Agreed Rate (JIBAR) as of the most recent reset date. Interest payment received/paid quarterly.
16 Interest payment received/paid quarterly.
17 Notional amount denominated in Polish złoty.
18 Based on 6 Month Warsaw Interbank Offered Rate (WIBOR) as of the most recent reset date. Interest payment received/paid semi-annually.
19 Notional amount denominated in Korean won.
20 Based on South Korean Won 3 Month Certificate of Deposit as of the most recent reset date. Interest payment received/paid quarterly.
21 Notional amount denominated in Hungarian Forint.
22 Based on 6 Month Budapest Interbank Offered Rate (BUBOR) as of the most recent reset date. Interest payment received/paid semi-annually.
23 Notional amount denominated in Czech koruna.
24 Based on 6-month Prague Interbank Offered Rate (PRIBOR) as of the most recent reset date. Interest payment received/paid semi-annually.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
D.  Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E.  Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund's right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
F.  Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving options on futures contracts is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.
The fund invests in options on foreign currency, which are transacted over-the-counter (OTC) and not on an exchange. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into options with a diverse group of prequalified counterparties and monitoring their financial strength. The primary risk associated with purchasing options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.
Options contracts on futures and foreign currency are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
G.  Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund's sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
H.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
I.  Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).

J.  Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. The fund enters into inflation swap transactions to transfer inflation risk from one party to another through an exchange of cash flows. Under the terms of the swap, one party pays a fixed rate applied to a notional amount. In return, the other party pays a floating rate linked to an inflation index.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
K.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	258,933	—	258,933
Asset-Backed/Commercial Mortgage-Backed Securities	—	53,385	—	53,385
Corporate Bonds	—	196,764	—	196,764
Floating Rate Loan Interests	—	1,256	—	1,256
Sovereign Bonds	—	114,694	—	114,694
Taxable Municipal Bonds	—	436	—	436
Temporary Cash Investments	5,920	1,780	—	7,700
Options Purchased	—	194	—	194
Total	5,920	627,442	—	633,362

Derivative Financial Instruments
Assets
Futures Contracts[1]	469	—	—	469
Forward Currency Contracts	—	155	—	155
Swap Contracts	156[1]	—	—	156
Total	625	155	—	780
Liabilities
Options Written	—	(210)	—	(210)
Futures Contracts[1]	(61)	—	—	(61)
Forward Currency Contracts	—	(1,808)	—	(1,808)
Swap Contracts	(429)[1]	(38)	—	(467)
Total	(490)	(2,056)	—	(2,546)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.